File No. 333-76350
811-10619

Securities and Exchange Commission
Washington, D.C. 20549
Form N-4

☑	Registration Statement Under The Securities Act of 1933

☐	Pre-Effective Amendment No.

☑	Post-Effective Amendment No. 11

☑	Registration Statement Under The Investment Company Act of 1940

☑	Amendment No. 10
(Exact Name of Registrant)
National Security Life and Annuity Company
Variable Account N
(Name of Depositor)
National Security Life and Annuity Company
(Address of Depositor’s Principal Executive Offices)
100 Court Street
Binghamton, New York 13902
(Depositor’s Telephone Number)
(513) 794-6100
(Name and Address of Agent for Service)
Marc L. Collins
National Security Life and Annuity Company
P.O. Box 237
Cincinnati, Ohio 45201
Notice to:
John Blouch, Esq.
Dykema Gossett PLLC
Suite 300 West
1300 I Street, NW
Washington, D.C. 20005
Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.
It is proposed that this filing will become effective (check appropriate space):
     ☐ immediately upon filing pursuant to paragraph (b) of Rule 485
     ☑ on May 1, 2007 pursuant to paragraph (b) of Rule 485
     ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ☐ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
     ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
Flexible Purchase Payment
Individual Variable Annuity Contracts
NScore Xtra
Variable Account N
National Security Life and Annuity Company
Administrative Office:
One Financial Way
Montgomery, Ohio 45242
Telephone (877) 446-6020
This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides details regarding your variable annuity contract. For additional details, please also consult your contract.
Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.
The variable annuity contracts are designed for:

•	annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

•	state and municipal deferred compensation plans and

•	non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.
The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. For each payment you make, we will credit an extra 4% of that amount to your contract value. The total expenses for this contract may be higher than the expenses for a similar contract not paying an extra credit. Over time, the value of the extra credit could be more than offset by the higher charges.
You may direct the allocation of your purchase payments to one or more investment options of Variable Account N (“VAN”) and the Guaranteed Account (if available). Your allocation of contract values may be to no more than 18 of the available investment options. VAN is a separate account of National Security Life and Annuity Company (“National Security”). The assets of VAN are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc. Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.
You may withdraw all or part of the contract’s value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge of up to 9% of the amount withdrawn. However, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.
You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).
Keep this prospectus for future reference. It sets forth the information about VAN and the variable annuity contracts that you should know before investing. Additional information about VAN has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2007. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current Fund prospectuses.
May 1, 2007
Form 6722-NSLAC

“NScore Xtra”
Flexible Premium Variable Annuity
National Security Life and Annuity Company
Variable Account N
Supplement dated May 1, 2007 to
the Prospectus dated May 1, 2007
This relates to our recovery of the Extra Credits described on page 13.
We have applied to the Securities and Exchange Commission for an order of exemption from certain provisions of the Investment Company Act. Unless and until the SEC grants that order, any extra credits that we recover if you exercise your 10-day free look privilege will be limited to an amount equal to:
(A ÷ B) x C, where

•	A is the contract value, including the value of extra credits, at the time of rescission

•	B is the contract value, including the value of extra credits, at the time of purchase, and

•	C is the amount of extra credits.
The result in that case is that you will be in exactly the same position you would have been in had there been no extra credit.
In addition, unless and until the SEC grants the order we have requested, we will not recover the extra credits upon the payment of death benefits or nursing home confinement benefits.
Form 6722-NSLAC

Available Funds
The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)	(Suffolk Capital Management, LLC)
S&P 500 Index® Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio (small cap)	(Neuberger Berman Management Inc.)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(RS Investment Management, L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Blue Chip Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap)	(Suffolk Capital Management, LLC)
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U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Income Opportunity (formerly Covered Call) Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio	(First Trust Advisors, L.P.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP MidCap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity-Income Portfolio	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Income Securities Fund	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund	Franklin Advisers, Inc.
Templeton Foreign Securities Fund	Templeton Investment Counsel, LLC
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs StructuredSM U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund	Goldman Sachs Asset Management, L.P.
Janus Aspen Series (Service Shares)
Large Cap Growth Portfolio	Janus Capital Management LLC
International Growth Portfolio	Janus Capital Management LLC
Worldwide Growth Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC
J.P. Morgan Series Trust II
JPMorgan Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Small Company Portfolio	J.P. Morgan Investment Management Inc.
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable Fundamental Value Portfolio	(ClearBridge Advisors, LLC)
Legg Mason Partners Variable Capital and Income Portfolio	(ClearBridge Advisors, LLC and Western Asset Management Company)
Legg Mason Partners Variable Investors Portfolio	(ClearBridge Advisors, LLC)
MFS® Variable Insurance TrustSM (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
Neuberger Berman Advisers Management Trust
AMT Regency Portfolio	Neuberger Berman Management Inc.
PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	Pacific Investment Management Company LLC
Total Return Portfolio	Pacific Investment Management Company LLC
Global Bond Portfolio	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc.
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC
Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC
Van Kampen Universal Institutional Funds (Class II)
Core Plus Fixed Income Portfolio	Van Kampen*
U.S. Real Estate Portfolio	Van Kampen*
International Growth Equity Portfolio	Van Kampen*
Equity Growth Portfolio	Van Kampen*

*	Morgan Stanley Investment Management Inc., the investment adviser to these portfolios, does business in certain instances as Van Kampen.
Form 6722-NSLAC

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Glossary
Accumulation unit — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.
Annuitant — A living person whose length of life determines the number of annuity payments to be made.
Annuity unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.
ARDBR — The annual reset death benefit rider offered with this contract.
Eligible Contract Value — The contract value protected or guaranteed by a particular rider. The eligible contract value may be more or less than the total contract value. In most cases, the eligible contract value is the initial purchase payment, plus additional purchase payments made during a limited period of time after the contract is issued.
Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.
GEB — The guaranteed enhanced benefit rider offered with this contract.
GMDB — The guaranteed minimum death benefit amount provided for by the GMDBR80 Plus, GMDBR85 Plus or the ARDBR offered with this contract. The GMDBR80 Plus, GMDBR85 Plus and ARDBR are the GMDB riders.
GMIB — The guaranteed minimum income benefit rider offered with this contract. The GMIB, GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset are the GMIB riders.
GPA — The guaranteed principal access rider offered with this contract.
GPP — The guaranteed principal protection rider offered with this contract.
Subaccount — A subdivision of VAN. The assets of each subaccount are invested in a corresponding available Fund.
Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge.
Valuation period — A period of time ending at 4:00 PM eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each valuation period are determined at the end of that valuation period.
VAN (Variable Account N) — A separate account of National Security consisting of assets segregated from National Security’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.
Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.
Form 6722-NSLAC

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Fee Table
The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

	Years	Charge
Contract Owner Transaction Expenses
Surrender charge (a percentage of value withdrawn; the percentage varies	1st	9%
with the number of years from purchase payments to which values relate.	2nd	8%
Also called a Contingent Deferred Sales Charge).	3rd	7%
	4th	6%
	5th	5%
	6th	4%
	7th	2%
	8th	1%
	9th and later	0%
Transfer Fee (currently no charge for the first 12 transfers each contract year)		$10

Premium Tax (charged upon annuitization, surrender, or when assessed)	0.0% to 5.0% depending on state law
The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your contract value exceeds $50,000)	$30
Separate Account Annual Expenses (as a percentage of average variable account value)

Mortality and Expense Risk Charge	1.15%
Account Expense Charge	0.25%

Total Separate Account Annual Expenses (without optional added benefits)	1.40%
Optional Separate Account Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which charges are based.)

Annual stepped-up Death Benefit (currently the charge is 0.10%)	0.25% of the optional death benefit amount
GMDBR80 Plus (currently the charge is 0.25%)	0.25% of the optional death benefit amount
GMDBR85 Plus	0.45% of the optional death benefit amount
ARDBR (currently the charge is 0.60%)	1.20% of the optional death benefit amount

GEB at issue ages through 70	0.15% of contract value on anniversary
GEB at issue ages 71 through 75	0.30% of contract value on anniversary
GEB “Plus” at issue ages through 70	0.30% of contract value on anniversary
GEB “Plus” at issue ages 71 through 75	0.60% of contract value on anniversary

GMIB	0.45% of guaranteed income base
GMIB Plus	0.50% of guaranteed income base
GMIB Plus with Five Year Reset (currently the charge is 0.50%)	1.00% of guaranteed income base
GMIB Plus with Annual Reset (currently the charge is 0.65%)	1.30% of guaranteed income base

GPA (7% guaranteed annual withdrawal)	0.40% of eligible contract value
GPA (8% guaranteed annual withdrawal)	0.50% of eligible contract value
GPP	0.20% of average annual guaranteed principal amount
Form 6722-NSLAC

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Total Separate Account Annual Expenses	1.40%
Total Optional Separate Account Expenses (including the GEB Plus at issue ages 71 to 75, GMIB Plus with Annual Reset and GPP)	2.10%
Total Optional Separate Account Expenses based on death benefit amount (ARDBR)	1.20%

Total Separate Account Annual Expenses with all optional benefits added at their maximum cost	4.70%*
In the event the contract value and death benefit amounts are not the same, the maximum charges would be 2.10% of the contract value plus 1.20% of the death benefit amount.

*	The optional benefits included in “Total Separate Account Annual Expenses with all optional benefits added at their maximum cost” are ARDBR, GEB “Plus” at issue ages 71 through 75, GMIB Plus with Annual Reset and GPP. Assumes contract value and guaranteed amounts are the same.

Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider...	you cannot have this rider...

GPP	GPA

GPA	GPP or any of the GMIB riders

One of the GMIB riders	Any other GMIB rider or GPA

One of the GMDB riders	Any other GMDB rider

Annual stepped-up death benefit	ARDBR

Furthermore, if you have the ARDBR, you must also have the GMIB Plus with Annual Reset.
The next item shows the minimum and maximum total operating expenses incurred by the Funds during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
	without	without
	waivers	waivers

Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.35%	4.45%
Example
This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization. If the premium taxes were reflected, the charges would be higher.
As indicated above, certain optional expenses are based on death benefit amounts. Under some circumstances, these charges could be higher when assessed as a percentage of the contract value. For purposes of these Examples, the death benefit amount and the contract value are assumed to be equal.
The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the
Form 6722-NSLAC

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most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits and the costs for those benefits based on their mutual exclusivity and maximum cost are based on contract values or death benefit amounts for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years

$1,790	$3,501	$5,126	$8,926
(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years

$977	$2,859	$4,662	$8,926
Financial Statements
The complete financial statements of VAN and National Security are included in the Statement of Additional Information.
Accumulation Unit Values
Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value, such as the contract maintenance charge. A portion of the information in the table is also included in VAN’s Financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review VAN’s financial statements which are contained in the Statement of Additional Information.
This series of variable annuity contract began on May 1, 2002. Since then, the following changes have been made to the available Funds:

May 1, 2003	Dreyfus Variable Investment Fund Appreciation portfolio and Royce Capital Fund portfolios were added, Van Kampen Universal Institutional Funds (Class I) Core Plus Fixed Income and U.S. Real Estate portfolios discontinued for new contracts, and Van Kampen Universal Institutional Funds (Class II) Core Plus Fixed Income and U.S. Real Estate portfolios added for new contracts.

October 1, 2003	Fidelity VIP Equity Income Portfolio added.

May 1, 2004	Ohio National Fund U.S. Equity, Balance and Covered Call portfolios added; PBHG Technology and Communications portfolio and Strong Variable Insurance Funds discontinued for new contracts.

May 1, 2005	Franklin Templeton Variable Insurance Products Trust funds and Lazard Retirement International Equity Portfolio added. Salomon Brothers Variable Series Funds Inc. added, PBHG Technology & Communications Portfolio changed its name to Liberty Ridge Technology and Communications Portfolio.

November 2, 2005	Ohio National Fund Target VIP and Target Equity/Income portfolios were added.

May 1, 2006	Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. The Neuberger Berman Advisers Management Trust AMT
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Regency Portfolio was added. The Van Kampen Universal Institutional Funds International Growth Equity Portfolio and Equity Growth Portfolio were added.

May 1, 2007	Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization.

National Security
National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as The Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation which was owned jointly by Security Mutual Life Insurance Company of New York (“Security Mutual”) and The Ohio National Life Insurance Company (“Ohio National Life”). In March 2007, Ohio National Life and Security Mutual became direct owners of our stock after SMON Holdings, Inc. was dissolved, and Ohio National Life purchased additional shares of our stock from Security Mutual, increasing its ownership to over 80% of our outstanding stock. Security Mutual is a New York domiciled mutual life insurance company. Ohio National Life is an Ohio domiciled life insurance company. Our home office is at 100 Court Street, Binghamton, New York 13902. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.
National Security and/or its affiliates may pay retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.
Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time National Security has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.
From time to time, National Security and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.
Variable Account N
We established VAN on January 4, 2002 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAN. Your allocation of contract values may be to no more than 18 of the available investment options. Income, gains and losses, whether or not realized, from assets allocated to VAN are credited to or charged against VAN without regard to our other income, gains or losses. The assets maintained in VAN will not be charged with any liabilities arising out of any
Form 6722-NSLAC

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of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAN is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAN are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAN, including some subaccounts that are not available for these contracts.
The Funds
The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.
The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.
Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAN. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.
For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-877-446-6020.
Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.
The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.
Mixed and Shared Funding
In addition to being offered to VAN, Fund shares are offered to Variable Account L, our separate account for variable life insurance contracts and to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAN’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

•	changes in federal income tax law;
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•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.
Voting Rights
We will vote Fund shares held in VAN at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. There is no minimum number of contract owners required to reach a quorum. We will vote Fund shares held in VAN, for which no timely instructions are received, in proportion to the instructions that we do receive. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAN.
Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.
Distribution of Variable Annuity Contracts
The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is under common control with us because The Ohio National Life Insurance Company (a) is the sole owner of ONEQ and (b), as of March 30, 2007, owns over 80% of our outstanding stock. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 6.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.
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Deductions and Expenses
Surrender Charge
There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percentage of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment

1st	9%
2nd	8%
3rd	7%
4th	6%
5th	5%
6th	4%
7th	2%
8th	1%
9th and later	0%
During each contract year, you may withdraw not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.
Annual Contract Fee
Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.
Deduction for Account Expense Fee
At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.25% on an annual basis of the variable account value. This deduction reimburses us for expenses not covered by the annual contract fee. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.
Deduction for Mortality and Expense Risk Fee
We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.
For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the variable account value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We agree that the deduction for these risk
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undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.
Charges for Optional Benefits
There is an additional annual charge if you choose an optional benefit. The additional charge is made on each contract anniversary. Not all optional benefits available in all states. We may discontinue any of the optional benefits on new contracts at any time.
If you choose the annual stepped-up death benefit, the GMDBR80 Plus, the GMDBR85 Plus or the ARDBR as described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit	0.25%
(currently the charge is 0.10%)
GMDBR80 Plus	0.25%
(currently the charge is 0.25%)
GMDBR85 Plus	0.45%
ARDBR	1.20%
(currently the charge is 0.60%)
If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your contract value on the contract anniversary:

GEB at issue ages through 70	0.15%
GEB at issue ages 71 through 75	0.30%
GEB “Plus” at issue ages through 70	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%
If you choose the GMIB, the GMIB Plus, the GMIB Plus with Five Year Reset or the GMIB Plus with Annual Reset riders the annual charge is the following percentage of your guaranteed income base as described under “Optional Guaranteed Minimum Income Benefit (“GMIB”)”:

Percent of GMIB guaranteed income base	0.45%
Percent of GMIB Plus guaranteed income base	0.50%
Percent of GMIB Plus with Five Year Reset guaranteed income base	1.00%
(currently the charge is 0.50%)
Percent of GMIB Plus with Annual Reset guaranteed income base	1.30%
(currently the charge is 0.65%)
If you choose the GPA, the annual charge is the following percentage of your eligible contract value plus later purchase payments as described under “Optional Guaranteed Principal Access (“GPA”) Rider:

For the 7% guaranteed annual withdrawal	0.40%
For the 8% guaranteed annual withdrawal	0.50%
If you choose the GPP, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

Percent of average annual guaranteed principal amount	0.20%
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Transfer Fee
We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.
Deduction for State Premium Tax
Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.
Fund Expenses
There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.
Description of Variable Annuity Contracts
Free Look
You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value (minus any extra units credited) as of the date of cancellation. To revoke, you must return the contract to us within the free look period.
Accumulation Period
Purchase Payments
Your first purchase payment must be at least $5,000 ($2,000 for IRAs). You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.
Extra Credit
We credit (from our general account) an extra amount to your contract each time you make a purchase payment. The extra credit equals 4% of each purchase payment. We allocate your extra credits pro rata to the subaccounts of VAN and to the Guaranteed Account in the same ratio as the purchase payments. We are able to pay you this extra 4% credit because (a) the contract’s surrender charge is higher than that of other similar contracts that do not provide an extra credit, and (b) the sales representative receives a lower commission for selling this contract than for other similar contracts that do not provide an extra credit. National Security will profit to the extent
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revenues, if any, from higher surrender charges (paid only by those who surrender or withdraw money from the contract within eight years after their purchase payment) might exceed the amount of extra credits.
Extra credits are not part of the amount you will be paid if you use the free look option. We may not credit extra amounts on purchase payments you make within one year of a free withdrawal to the extent those purchase payments are less than the amount you withdrew. Extra credits within one year of death are not included in amounts payable for death benefits, and extra credits within one year of a stepped-up death benefit are not included in the increased death benefit amount. Extra credits within one year of your confinement are not included in amounts we pay under the Nursing Facility Confinement benefit. Extra credits within one year of your confinement remain part of your contract value, but they will not be included in amounts we pay under the Nursing Facility Confinement benefit.
While extra credits are normally beneficial, you could be slightly worse off for having received an extra credit if the full amount of that credit is recaptured when there has been negative investment performance:

•	during the period prior to exercise of free look rescission rights; or

•	during the period (of no more than one year) between an extra credit and recapture of that credit upon payment of nursing facility confinement or death benefits if, and to the extent that, the loss on such a recapture exceeded prior extra credits and gains thereon.
Extra Credits that we recover if you
  • exercise your free look option,
  • are paid a death benefit (including stepped-up death benefits), or
  • are paid a Nursing Facility Confinement benefit
will not exceed the maximum sales load that would apply to a normal surrender on that date.
We do not consider extra credits to be purchase payments or to be “investment in the contract” as described in Federal Tax Status.
Accumulation Units
Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.
Crediting Accumulation Units
Your registered representative will send an order or application, together with the first purchase payment, to our administrative office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.
Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.
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You must send any additional purchase payments directly to our administrative office. They will then be applied to your contract according to your allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our administrative office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) on any process day (earlier those days when the New York Stock Exchange closes early) will be priced at the next calculated unit value.
Allocation of Purchase Payments
You may allocate your contract values among up to 18 investment options including the variable subaccounts of VAN and the Guaranteed Account (if available). The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our administrative office. Changes in allocation of purchase payments are not deemed effective until received by us at our administrative office.
Optional Asset Allocation Models
You may choose an optional asset allocation model for your contract’s variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional asset allocation model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. However, some optional benefits require participation in the asset allocation models. You may not use more than one model at a time.
Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.
Beginning July 1, 2007, if you choose the asset allocation models, Ohio National Investments, Inc. (“ONII”) will serve as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. Periodically, typically annually, ONII will assess the make up of each of the Asset Allocation Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model. If ONII determines that changes to the models are appropriate, we will notify you at least 30 days before making the change. If we do not hear from you otherwise, we will automatically reallocate the assets contained in the existing model to the new model, based on the limited discretionary authority you will have granted to ONII to do so. If you do not want your contract values reallocated in your existing model, you may move to a different model. If you do not want to move to a different model and you do not wish to have your contract values reallocated in the existing model, we will deem the advisory agreement between ONII and you terminated and no further rebalancing or reallocation will take place in your contract. If you have a rider that requires participation in the asset allocation models, the effect of the termination of the advisory agreement will be to terminate your rider as well.
More information about ONII’s role as your limited purpose investment adviser is contained in Part II of ONII’s Form ADV, which you can request at any time. It is possible that ONII may include underlying funds in the asset allocation models for which it also acts as the investment adviser. As a result, inclusion of such portfolios will result in ONII receiving fund management fees from these funds and portfolios.
We have retained Wilshire Associates to assist in the development of asset allocation models, each comprising a combination of the contract’s available Funds. Ohio National, in consultation with ONII selects the underlying Funds to be offered through this annuity contract. Wilshire Associates then performs a quantitative analysis to
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determine which combination of Funds offers the best opportunity to achieve the expected investment return given the acceptable level of investment risk. ONII approves the final recommendations made by Wilshire Associates. However, we reserve the right to change the third party consultant we use to develop the asset allocation models. Wilshire selects the Funds for each of the models in accordance with risk/return profiles they have developed. Currently there are 5 models ranging from Model 1 (having relatively conservative investments with a lower risk/return profile) to Model 5 (having relatively aggressive investments with a higher risk/return profile).
At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions originally established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions. The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.
Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an asset allocation model will be allocated among the Funds as specified by the model you choose.
If your contract includes the optional Guaranteed Principal Protection (GPP) or Guaranteed Principal Access (GPA) rider, your variable account values must be in one of the models. The GPP or GPA rider will be cancelled if you are no longer using any model.
Accumulation Unit Value and Accumulation Value
We set the original accumulation unit value of each subaccount of VAN for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.
Net Investment Factor
The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:
(a) is:

(1)	the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b)	is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c)	is the deduction for administrative and sales expenses and risk undertakings.
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Surrender and Withdrawal
Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may then apply. That charge is taken from the total amount withdrawn.
Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.
If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.
Your right to withdraw may be suspended or the date of payment postponed:

(1)	for any period during which the New York Stock Exchange or certain electronic exchanges are closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2)	for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3)	such other periods as the Commission may order to protect security holders.
Transfers among Subaccounts
You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.
We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.
Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.
We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition,
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excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.
The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or otherwise made public.
Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.
Upon the third instance of excessive trading, transfers of contract values will only be permitted into the money market portfolio and all transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.
We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.
Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.
Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.
Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the
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portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.
We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.
Effective Time for Purchase, Transfer or Redemption Orders
Orders to purchase, redeem or transfer fund shares received after the close of the New York Stock Exchange, typically 4 p.m. (Eastern time) will not become effective until the next business day. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange.
However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.
Electronic Access
If you give us authorization, your contract and unit values and interest rates can be checked by telephoning our administrative office at 1-877-446-6020 or by accessing our web site at any time at www.nslac.com. You may also request transfers or change allocations on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer per day.
We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.
Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our administrative office.
We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.
Scheduled Transfers (Dollar Cost Averaging)
We may, but are not obligated to, administer a scheduled transfer (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. We may limit the number of Funds into which you may dollar cost average. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA
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program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against the 12 free transfers you are allowed each contract year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.
DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.
Portfolio Rebalancing
You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.
The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.
Optional Guaranteed Principal Access (“GPA”)
We may offer a Guaranteed Principal Access (“GPA”) rider in those states where permitted. With certain restrictions, this rider guarantees:

i.	you will be able to withdraw a portion (up to 7% or 8% annually, depending on the rider you choose) of your contract’s guaranteed principal amount for a term of ten years, regardless of the then current cash value of your contract, and

ii.	we will add into the contract the excess, if any, of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is positive at the end of the ten year term. The eligible contract value is the contract value attributable to the beginning principal amount; and

iii.	we will allow you to take periodic withdrawals from your contract as described below in a total amount equal to the excess of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is reduced to zero during the ten year term.
This rider is beneficial to those contract owners who anticipate taking withdrawals over a limited time and who are concerned about possible decreases in contract values affecting the amount available for their withdrawal. This rider differs from the Guaranteed Principal Protection (“GPP”) rider because the GPP rider does not contemplate, nor guarantee withdrawals. If you do not anticipate withdrawing money from your rider in the next ten years, you may wish to purchase the GPP rider which guarantees your principal at the end of the ten years and costs less than the GPA rider. Because GPA involves withdrawals, the amount you may annuitize under your contract may be less than you would otherwise have if you had not elected withdrawals.
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If you select this rider, at the end of the ten-year rider period, we will credit your contract with the difference between the remaining unused guaranteed principal amount and the remaining eligible contract value. If at the end of the rider term the variable contract value relating to the guaranteed principal amount exceeds the unused guaranteed principal amount, there will be no additional amounts added to your rider.
You may apply for the GPA rider at the time you apply for the contract. We may, at our sole option, also offer the GPA rider to existing contracts, in which case it may be added on a contract anniversary so long as the annuitant is under age 81 at the time the rider is issued. In addition, the GPA rider is not available in conjunction with the GPP rider or any of the Guaranteed Minimum Income Benefit (“GMIB”) riders we may offer. If you select the GPA rider, the variable portion of your contract values must be allocated to and, for the duration of the rider, remain in one of the Asset Allocation Models and you must abide by all the rules associated with the Asset Allocation Models (see “Optional Asset Allocation Models”). You may also have a portion of your contract values in a fixed accumulation account or a dollar-cost averaging account that transfers to a model, that we may offer while this rider is in force.
The annual charge for the rider is deducted on each contract anniversary and is .40% of your average annual contract value for the 7% GPA rider and .50% of your eligible average annual contract value for the 8% GPA rider.
The annual amount you may withdraw is a percentage (7% or 8%) of the beginning guaranteed principal amount. The beginning guaranteed principal amount is defined as your initial purchase payment, plus any additional purchase payments received within the first six months after the contract is issued. If the rider is added after issue, the beginning guaranteed principal amount is the then-current contract value.
It is not necessary that you withdraw from the guaranteed amount from your contract each year. However, the amount available for withdrawal is not cumulative from year to year. For example, if you only withdraw 5% of an eligible 7%, the amount available the next year is still 7%. The amount you elect not to withdraw in a year remains guaranteed and will be included in the amount to be added to the contract, if any, at the end of the ten year withdrawal period.
You may also withdraw more than the annual guaranteed withdrawal amount in a given year. However, the excess withdrawal amount will function to reduce the amount guaranteed for withdrawal in later years of the rider. The amount eligible for withdrawal during the remainder of the rider period following an excess withdrawal is the lesser of the contract value immediately following the excess withdrawal or the guaranteed principal amount less the amount withdrawn. The amount you may withdraw on a guaranteed basis will be less than the amount you were able to withdraw and on the next contract anniversary, you will begin a new 10-year term and your guaranteed annual withdrawal amount will be recalculated. As a result, if you take an excess withdrawal when your total contract value is less than your beginning guaranteed principal amount, you will forfeit a portion of the prior beginning guaranteed principal amount. In addition, if you take an excess withdrawal and as a result your contract value related to the beginning guaranteed principal amount is zero, you will have no benefit under the GPA rider. Also, an excess withdrawal may impact the amount you will receive under a scheduled payment or withdrawal plan because the guaranteed withdrawal amount eligible for withdrawal in future years is decreased.
If you terminate the rider, either by notifying us before the next contract anniversary date or by moving contract values out of the optional Asset Allocation Models, we reserve the right to assess a pro rata charge for the part of the year the rider is in effect.
After the rider has been in effect for at least 5 years, we offer you the opportunity to reset the GPA rider. You may reset the rider on a subsequent contract anniversary so long as the annuitant has not reached age 81. Upon resetting the rider, you will be eligible to annually withdraw 7% or 8% of the then-current total contract value each of the next 10 years. The charge for a rider upon reset may be higher than the initial charge for the rider. You may reset the rider more than once, but you must wait 5 years between resets.
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If, during the course of the rider, your eligible contract value decreases to zero and you are still eligible for guaranteed withdrawals, we will pay the remaining guaranteed principal amount in a series of preauthorized withdrawals, for which we may limit the amount or frequency. In other words, the remaining guaranteed principal amounts are paid to you through a single premium immediate fixed annuity. You may elect any payout option you wish, except that the annual payouts may not exceed the guaranteed principal withdrawal amount you would have otherwise been entitled to receive. As such, your annual payments will continue beyond the end of the ten year term until your remaining guaranteed principal amount is paid out in full. We will not pay interest on the amounts to be paid to you under these circumstances. Additionally, if your entire contract value decreases to zero, we will not accept any additional purchase payments under the contract and the contract will cease to provide any death benefit.
The rider will continue only upon the death of the owner and the transfer of the contract through the spousal continuation provision of your contract. Upon a spousal transfer, the new owner has all the rights of the original owner, including the right to reset the rider and renew the rider at the end of the 10-year term. Unless there is a spousal continuation, this rider terminates upon the death of the owner.
Optional Guaranteed Principal Protection (“GPP”)
In those states where permitted, you may choose the GPP rider when you apply for the contract, or at our sole option, we may also offer the GPP rider to existing contract owners, in which case it may be added on a contract anniversary, if the annuitant is then under age 80.
If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible contract value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total contract value to increase it to the ‘guaranteed contract value‘ if the eligible contract value at the end of the 10-year term is less than the guaranteed contract value. The guaranteed contract value is the contract value:

(a)	as of the first day of the rider’s term or

(b)	the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c)	reduced pro rata for any withdrawals you made.
Contract values attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed contract value and do not count as part of your eligible contract value at the end of the term for purposes of determining the benefit amount.
If you choose GPP, you must allocate all variable contract values to one of the Asset Allocation Models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change Asset Allocation Models at any time. You may also have a portion of your contract values in a fixed accumulation account or a dollar cost averaging account that transfers to a model that we may offer while this rider is in force. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an Asset Allocation Model after the GPP rider ends.
The charge for the GPP rider is made on each contract anniversary at the rate of 0.20% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is cancelled.
At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed contract value under the new GPP 10-year term will be your total contract value as of
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the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed contract value at the current contract value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term.
If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.
Nursing Facility Confinement
We will not assess a surrender charge if the annuitant is confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days. Extra units credited within one year before your confinement are not included in amounts we will pay under this benefit. This waiver of the surrender charge may not be available in all states. It only applies when:

•	the confinement begins after the first contract anniversary and before annuity payments begin;

•	the contract was issued before the annuitant’s 80th birthday, and

•	we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility.
Death Benefit
If the annuitant dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. We may require that any designated beneficiary have an insurable interest in the life of the annuitant. The amount of the death benefit which is based on the date of death will be determined on the date we receive proof of the annuitant’s death and satisfactory instructions from the beneficiary for disposition of the contract. If there are multiple beneficiaries, and the owner has not selected a settlement option, all of the beneficiaries must agree on a settlement option or the payout value will be paid to all of them proportionally. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement options. In lieu of the death benefit, the beneficiary may surrender the contract, without incurring a surrender charge, anytime within the earlier of 120 days after the annuitant’s death or 60 days after we receive proof of death. If the total contract value as of the date of death is less than the death benefit, we will add an amount equal to that difference to the Money Market portfolio.
This death benefit will be the greatest of:

•	the total contract value; or

•	your total purchase payments minus any amounts you have withdrawn from the contract; or

•	the optional annual stepped-up death benefit amount if you chose that option if the contract has been in effect for at least 8 years (or 1 year if you choose the optional annual stepped-up death benefit); or

•	the guaranteed minimum death benefit (“GMDB”) amount if you chose that option;* or

•	the optional enhanced death benefit (“GEB” or “GEB Plus”), plus the greatest of the other options you choose, if you chose that option.*
* Not available in New York.
“Net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total contract value that resulted from the withdrawal.
For the 8-year period beginning on the eighth contract anniversary, the stepped-up death benefit will be the greater of (i) the total contract value as of the eighth anniversary or (ii) net purchase payments made on or before
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the eighth anniversary. At the beginning of each later 8-year period (until the annuitant attains age 90), the stepped-up death benefit will be the greater of (i) the total contract value on that date or (ii) the death benefit as of the last day of the preceding 8-year period. The stepped-up death benefit amount is increased by purchase payments and decreased by pro rata withdrawals made during each 8-year period after the eighth anniversary.
In those states where permitted, you may choose an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit on the first contract anniversary will be the greater of (a) the contract value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the contract value on that anniversary date or (b) the death benefit as of the last preceding anniversary. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. There is an additional annual charge (presently at an annual rate of 0.10% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit. Any increase in this charge will not apply to contracts issued before the increase occurs.
In those states where permitted, you may choose the GMDBR80 Plus or GMDBR85 Plus at the time the contract is issued. We may, at our sole option, allow you to add these riders upon a subsequent contract anniversary. With this option, the death benefit is the greater of (a) the contract value on the date of death or (b) the GMDB amount. The GMDB amount is (i) total net purchase payments made when you purchase the contract and within the first three months after the contract is issued minus any amounts you have withdrawn from the contract plus (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for GMDBR85 Plus), at an effective annual rate of 6%, but values in the Money Market portfolio or the Guaranteed Account which are not in one of the Asset Allocation Models will earn the rate being credited to the Money Market portfolio or the Guaranteed Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. This total death benefit amount shall not exceed two times (i). Any withdrawals in a contract year equal to or less than 6% of the GMDB amount as of the beginning of that year will reduce the GMDB amount by the amount of such withdrawals. There is no maximum benefit amount for the GMDBR85 Plus. Any withdrawals in a contract year in excess of 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount will be reduced by the same percentage that the contract value was reduced because of the withdrawal. There is an additional annual charge for this option of 0.25% of the GMDBR80 Plus amount (which rate may be increased to no more than 0.30% on contracts issued in the future), or 0.45% for the GMDBR85 Plus amount.
The only differences between the GMDBR80 Plus and GMDBR85 Plus are that the GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.45% instead of 0.25% and there is no maximum benefit for the GMDBR85 Plus.
In those states where permitted, you may choose the ARDBR rider at the time the contract is issued. We may, at our sole option, allow you to add this rider upon a subsequent contract anniversary. This rider is available only when purchased in conjunction with the GMIB Plus with Annual Reset described later in this prospectus. You cannot purchase the ARDBR after the annuitant is age 75. With this optional rider, the death benefit is the greater of (a) the contract value on the date of death, or (b) the GMDB amount.
The GMDB amount with this rider is the greater of the (i) Earnings Base or (ii) the Step-up Base. The Earnings Base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued adjusted by withdrawals plus an increase for each valuation period, until the annuitant reaches age 85, at an annual effective rate of 6%. However, contract values allocated in the Money Market portfolio or the Guaranteed Account which are not in one of the asset allocation models will earn the rate of return being earned in those accounts. The Earnings Base is decreased by withdrawals. Any withdrawals during
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a contract year less than or equal to 6% of the Earnings Base as of the beginning of the contract year will reduce the Earnings Base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of 6% of the Earnings Base at the beginning of the contract year will reduce the Earnings Base pro rata. Under a pro rata reduction, the Earnings Base will decrease by the same percentage reduction of the contract value that resulted from the withdrawal.
At contract issue, the Step-Up Base equals net purchase payments less pro rata withdrawals. Each contract anniversary, the Step-up Base will increase, until the anniversary following the annuitant’s 85th birthday, to the contract value if greater than the prior Step-up Base. The Step-up Base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the Step-up Base on a pro rata basis.
On any contract anniversary, you may elect to reset the ARDBR by resetting the GMIB Plus with Annual Reset. On reset, the ARDBR Earnings Base and the GMIB Plus with Annual Reset’s Guaranteed Earnings Base will both equal the then-current contract value. Therefore, if you reset to a higher base, your death benefit under the ARDBR and income benefit under the GMIB Plus with Annual Reset will increase. If you reset the ARDBR, the charge for the ARDBR will be equal to the then-current charge for the ARDBR. However, we guarantee that that annual charge will not be in excess of 1.20% of your death benefit amount.
In those states where permitted, you may choose GEB at the time the contract is issued. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

•	25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total contract value on the date of death minus net purchase payments less pro rata withdrawals; or

•	40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total contract value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”
Guaranteed Account
The Guaranteed Account (if available) guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets in our discretion as allowed by New York law.
The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. If the Guaranteed Account is available on your contract, you may allocate purchase payments and contract values between the Guaranteed Account and the Funds. There might be periods when we will not make the Guaranteed Account available on new contracts.
The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.
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We guarantee that, before annuity payments begin, the value of a contract in the Guaranteed Account will never be less than:

•	the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

•	interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals, loans and transfers from the guaranteed values, minus

•	any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.
No deductions are made from the Guaranteed Account for Account Expenses or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Guaranteed Account and variable subaccounts.
Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.
National Security Employee Discount
We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.0% of all purchase payments made in the first contract year and 5.2% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.
Annuity Period
Annuity Payout Date
Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.
The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.
Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.
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Annuity Options
You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the contract value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):	Life Annuity with installment payments for the lifetime of the annuitant. Under this annuity option, it is possible to receive only one annuity payment.
Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):	Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
Option 2(a):	Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. Under this annuity option, it is possible to receive only one annuity payment.
Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.
We may agree to other settlement options.
Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.
If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.
Determination of Amount of the First Variable Annuity Payment
To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.
If the amount that would be applied under an option is less than $5,000 ($2,000 in New York), we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25 ($20 in New York), we may change the frequency of payments so that the first payment is at least $25 ($20 in New York).
Annuity Units and Variable Payments
After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.
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The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.
The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.
The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.
Transfers During Annuity Payout
After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by contacting us in writing at our Administrative Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.
Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders
This section describes the various optional Guaranteed Minimum Income Benefit (“GMIB”) riders that we currently offer or have been offered in the past. Not all of the riders may be available in all states and not all riders may be currently available for issue.
You may add a GMIB rider to your contract at the time the contract is issued. We may, at our sole option, also offer the GMIB riders to existing contracts, in which case they may be added on a contract anniversary. All of the GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.
The amount of these payments for the GMIB rider is determined by applying the “guaranteed income base” to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your “guaranteed earnings income base,” which is your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin or you reach age 85, accumulated at an annual rate of 5.5% or (b) your “step-up base,” which is your highest total contract value as of any contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 5.5%. You may not purchase GMIB after the annuitant is age 80.
If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.
If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments, or the rider has expired at the later of your age 85 or 10 years after you purchased the rider. If
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you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees.
You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 76 to 80 when you purchase GMIB, your GMIB payments must begin on the rider’s 10th anniversary.
The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our currently-offered annuities.
In those states where permitted, we may also offer a GMIB “Plus” rider. You may not have both GMIB and GMIB Plus on the same contract, and we may limit the availability of one or the other of the riders in any state. GMIB Plus is identical to GMIB except for these four differences:

(1)	For GMIB Plus, any withdrawals you make during a contract year equal to or less than the amount that the guaranteed earnings base has increased during that year will reduce the guaranteed earnings base dollar for dollar,

(2)	The step-up income base is your highest total contract value as of any anniversary before the annuitant attains age 85, rather than 80,

(3)	The annual charge for GMIB Plus is 0.50% of the guaranteed income base.

(4)	Regardless of the annuitant’s age when the rider is issued, the guaranteed earnings rate is reduced to 0% on the earlier of the date that the annuitant attains age 85 or the date that is 24 years from the date that the rider is first issued.
In those states where permitted, we may also offer a GMIB Plus with Five Year Reset rider. You may only have one of the GMIB, GMIB Plus or GMIB Plus with Five Year Reset riders on the same contract, and we may limit the availability of the riders in any state. You may not purchase the GMIB Plus with Five Year Reset after the annuitant is age 79. The GMIB Plus with Five Year Reset rider is identical to GMIB Plus except:

(1)	For the GMIB Plus with Five Year Reset you may reset the Guaranteed Earnings Base on the fifth contract anniversary and the maximum annual charge is 1.00% of the Guaranteed Income Base. We are currently only charging 0.50% for the GMIB Plus with Five Year Reset rider.

(2)	There is a “no lapse” provision allowing annuitization if your contract value is reduced to zero before the ten year annuitization waiting period, and
With the no-lapse provision listed above, if prior to the time you are eligible to annuitize using your Guaranteed Income Base, your contract value becomes zero, you can, at your option, annuitize your contract using your then-Guaranteed Income Base at the annuitization rates provided under the GMIB rider for your then-age. However, if during the ten year rider period you withdraw more than amounts eligible for dollar-for-dollar treatment to the guaranteed earnings base, you will permanently forfeit this protection. That is to say, if during any one contract year you withdraw more than 5.5% of the Guaranteed Earnings Base (4% if the rider was issued after age 75) the “no lapse” protection is not available from the point of that “excess” withdrawal forward.
In those states where permitted, we may also offer a GMIB Plus with Annual Reset rider. You may only have one of the GMIB, GMIB Plus, GMIB Plus with Five Year Reset or GMIB Plus with Annual Reset riders on the same
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contract, and we may limit the availability of the riders in any state. You may not purchase GMIB Plus with Annual Reset after the annuitant is age 74. GMIB Plus with Annual Reset rider is identical to GMIB Plus with Five Year Reset rider except that you may reset the Guaranteed Earnings Base on each contract anniversary and the maximum annual charge is 1.30% of the Guaranteed Income Base. We are currently only charging 0.65% for the GMIB Plus with Annual Reset rider.
The effect of GMIB riders is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings base has grown without reducing the guaranteed earnings base below its amount as of the beginning of the current contract year. The GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset allow those contract owners to access cash values for income immediately, provided no more than 5.5% (or 4% depending on age at the time the rider is issued) is withdrawn yearly, while leaving the guaranteed earnings base at or above the level it began the contract year at. You could for instance take withdrawals of 5.5% (4% for issue ages 76 or greater) of the contract year’s beginning guaranteed earnings base year after year and the guaranteed earnings base would then remain at its original level if you make no other purchase payments or withdrawals. In contrast, the GMIB’s pro rata deduction against the guaranteed earnings base could adversely impact the contract owners taking income in that the guaranteed amount could be reduced more aggressively than with the GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset riders. In any event, the step-up base is adjusted pro rata for any withdrawals.
Subject to certain limitations, the GMIB Plus, the GMIB Plus with Five Year Reset and the GMIB Plus with Annual Reset riders provide you the option of resetting the Guaranteed Earnings Base to the then-current contract value. The GMIB Plus with Five Year Reset rider allows you to reset every 5th contract anniversary with the last reset available on the later age 75 or the fifth anniversary of the rider. The GMIB Plus with Annual Reset rider allows you to reset each and every policy anniversary up to the later of age 75 or with a minimum opportunity of 5 annual resets. If the contract value at the time of reset is higher than the Guaranteed Earnings Base, you may make larger withdrawals on a dollar for dollar basis from the new Guaranteed Earnings Base. At every eligible reset anniversary, you can reset the Guaranteed Earnings Base by notifying the Company within 30 days prior the contract anniversary date in writing or other method the Company agrees to. If you elect to reset the Guaranteed Earnings Base a new ten year annuitization waiting period will begin and you will be required to enter a new rider charge period. That is, you will not be eligible to annuitize using the Guaranteed Income Base for the ten year period following the reset. Upon reset, we will charge the then-current charge for the rider, as determined by us, even if we are not issuing the rider on new contracts. The resulting charge following a reset may be higher or lower than the charge under your existing rider.
In any event, resetting may not be elected after the annuitant’s 79th birthday. Because of this, and because the rider charge is assessed over the ten year term of the rider, contract owners close to age 75 should consider whether the annual reset option is of benefit to them.
Resetting the GMIB riders will also reset the rider charge to the current fee we are charging for the respective rider, at the time you reset. The fees after reset cannot exceed 1.00% for the GMIB Plus with Five Year Reset and 1.30% for the GMIB Plus with Annual Reset rider, regardless.
When the optional death benefit ARDBR has also been purchased, resetting the GMIB Plus with Annual Reset also resets the guaranteed roll-up death benefit amount. Resetting the GMIB Plus with Annual Reset is the only way in which the ARDBR can be reset.
Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider’s 10th anniversary. See “Federal Tax Status” and “Appendix A — IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin receiving GMIB payments until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB riders are appropriate for you.
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Other Contract Provisions
Assignment
Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any designated beneficiary have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

•	the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.
Reports and Confirmations
Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.
We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy and report any error or inaccuracy to us.
Substitution for Fund Shares
If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAN.
Contract Owner Inquiries
Direct any questions to National Security, Variable Annuity Administration, P.O. Box 5378, Cincinnati, Ohio 45201-5378; telephone 1-877-446-6020 (8:30 a.m. to 4:30 p.m., Eastern time).
Performance Data
We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.
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Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.
We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.
Federal Tax Status
The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.
We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAN are a part of, and are taxed with, our operations, VAN is not separately taxed as a “regulated investment company” under Subchapter M of the Code.
As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAN or upon capital gains realized by VAN on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.
The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.
The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.
When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.
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If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the “investment in the contract” is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” A withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.
There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

•	incident to divorce, or

•	taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.
Any taxable amount you withdraw from a tax-qualified annuity contract is automatically subject to 10% withholding (20% for a non-tax-qualified contract) unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.
Tax-Deferred Annuities
Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.
With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

•	dies,
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•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.
In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.
Qualified Pension or Profit-Sharing Plans
Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code.
The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.
Withholding on Annuity Payments
Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.
Individual Retirement Annuities (IRAs)
See IRA Disclosure Statement (Appendix A), following.
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Appendix A
IRA Disclosure Statement
This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.
Free Look Period
The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision write or call our administrative office at the address shown below:
The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 — 8:30 a.m. – 4:30 p.m. (Eastern time zone)
Eligibility Requirements
IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.
Contributions and Deductions
Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $52,000 in 2007, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $52,000 and $62,000. For married couples filing jointly, the applicable dollar limitation is $83,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $83,000 and $93,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $62,000 for individuals and $93,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.
Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $15,500 for 2007.
The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $4,000 in 2007 (increasing to $5,000 in 2008) or (2) 100% of your earned compensation. Those age 50 or older may make
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an additional IRA contribution of $1000 per year 2007 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.
Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $44,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.
The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $4,000 or (2) 100% of taxable alimony. (See scheduled increases above.)
If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.
Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $4,000).
An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.
The contracts are not eligible for use in Puerto Rico IRAs.
IRA for Non-working Spouse
If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $8,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $8,000; or (iii) 100% of your combined gross income.
Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.
Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.
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Rollover Contribution
Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.
A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)
Premature Distributions
At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)
You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.
The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.
Distribution at Retirement
Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.
Inadequate Distributions — 50% Tax
Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy
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(or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.
Death Benefits
If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.
Roth IRAs
Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $110,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.
For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.
Under some circumstances, it may not be advisable to roll over, transfer or convert all or part of a non-Roth IRA to a Roth IRA. Persons considering a rollover, transfer or conversion should consult their own tax advisor.
“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.
Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.
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Savings Incentive Match Plan for Employees (SIMPLE)
An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $10,500 in 2007. Employees age 50 and older may contribute an additional $2,500 in 2007. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.
Reporting to the IRS
Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.
Illustration of IRA Fixed Accumulations

	$1,000	$1,000
	Annual	One Time
Year	Contribution	Contribution

1	$1,020.00	$1,020.00
2	$2,060.40	$1,040.40
3	$3,121.61	$1,061.21
4	$4,204.04	$1,082.43
5	$5,308.12	$1,104.08
6	$6,434.28	$1,126.16
7	$7,582.97	$1,148.68
8	$8,754.63	$1,171.65
9	$9,949.72	$1,195.08
10	$11,168.71	$1,218.98
11	$12,412.09	$1,243.36
12	$13,680.33	$1,268.23
13	$14,973.94	$1,293.59
14	$16,293.42	$1,319.46
15	$17,639.28	$1,345.85
16	$19,012.07	$1,372.77
17	$20,412.31	$1,400.23
18	$21,840.56	$1,428.23
19	$23,297.37	$1,456.79
20	$24,783.32	$1,485.93
21	$26,298.98	$1,515.65
22	$27,844.96	$1,545.96
23	$29,421.86	$1,576.88
24	$31,030.30	$1,608.42
25	$32,670.91	$1,640.59
26	$34,344.32	$1,673.40
27	$36,051.21	$1,706.87
28	$37,792.23	$1,741.01
29	$39,568.08	$1,775.83
30	$41,379.44	$1,811.35
31	$43,227.03	$1,847.58
32	$45,111.57	$1,884.53
33	$47,033.80	$1,922.22
34	$48,994.48	$1,960.66
35	$50,994.37	$1,999.87
36	$53,034.25	$2,039.87
37	$55,114.94	$2,080.67
38	$57,237.24	$2,122.28
39	$59,401.98	$2,164.73
40	$61,610.02	$2,208.02
41	$63,862.22	$2,252.18
42	$66,159.47	$2,297.22
43	$68,502.66	$2,343.16
44	$70,892.71	$2,390.02
45	$73,330.56	$2,437.82
46	$75,817.18	$2,486.58
47	$78,353.52	$2,536.31
48	$80,940.59	$2,587.04
49	$83,579.40	$2,638.78
50	$86,270.99	$2,691.56
51	$89,016.41	$2,745.39
52	$91,816.74	$2,800.30
53	$94,673.07	$2,856.31
54	$97,586.53	$2,913.44
55	$100,558.26	$2,971.71
56	$103,589.43	$3,031.14
Form 6722-NSLAC

39

	$1,000	$1,000
	Annual	One Time
Year	Contribution	Contribution

57	$106,681.22	$3,091.76
58	$109,834.84	$3,153.60
59	$113,051.54	$3,216.67
60	$116,332.57	$3,281.00
61	$119,679.22	$3,346.62
62	$123,092.81	$3,413.55
63	$126,574.66	$3,481.82
64	$130,126.16	$3,551.46
65	$133,748.68	$3,622.49
66	$137,443.65	$3,694.94
67	$141,212.53	$3,768.84
68	$145,056.78	$3,844.22
69	$148,977.91	$3,921.10
70	$152,977.47	$3,999.52
Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 6 years after amounts are deposited into the policy as follows: Year 1-9%, Year 2-8%, Year 3-7%, Year 4-6%, Year 5-5%, Year 6-4%, Year 7-2%, Year 8-1%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.
Form 6722-NSLAC

40

Appendix B

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Ohio National Fund
Money Market	2003	$11.39	$11.32	2,445
	2004	11.32	11.29	36,511
	2005	11.29	11.46	35,467
	2006	11.46	11.84	132,517
Equity	2003	7.05	10.24	9,995
	2004	10.24	11.36	32,415
	2005	11.36	11.89	37,535
	2006	11.89	12.50	42,329
Bond	2003	12.29	13.21	3,705
	2004	13.21	13.78	9,082
	2005	13.78	13.66	16,478
	2006	13.66	14.07	24,198
Onmi	2004	7.03	7.42	1,399
	2005	7.42	8.02	1,992
	2006	8.02	8.96	1,788
S&P 500 Index	2004	10.11	11.00	3,583
	2005	11.00	11.33	3,579
	2006	11.33	12.88	3,576
International	2003	5.97	8.42	12,001
	2004	8.42	9.38	33,984
	2005	9.38	10.12	52,420
	2006	10.12	11.90	84,372
International Small Company	2004	9.21	10.98	1,631
	2005	10.98	13.97	1,622
	2006	13.97	17.40	1,071
Small Cap Growth	2005	5.05	5.33	4,329
	2006	5.33	6.60	4,188
Capital Appreciation	2004	14.80	16.41	2,659
	2005	16.41	17.05	10,555
	2006	17.05	19.56	18,638
Mid Cap Opportunity	2004	12.22	13.68	659
	2005	13.68	14.84	937
	2006	14.84	16.05	798
High Income Bond	2003	9.94	11.63	1,494
	2004	11.63	12.70	2,876
	2005	12.70	12.90	3,749
	2006	12.90	14.01	4,569
Blue Chip	2003	7.58	9.89	82
	2004	9.89	10.70	81
	2005	10.70	11.05	81
	2006	11.05	12.68	81
Nasdaq 100 Index	2005	3.91	3.92	8,763
	2006	3.92	4.12	20,640
Bristol	2005	10.95	12.10	4,750
	2006	12.10	13.89	10,941
Bryton Growth	2005	9.66	9.94	2,424
	2006	9.94	11.45	6,739
Form 6722-NSLAC

41

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

U.S. Equity	2004	$10.00	$11.60	6,313
	2005	11.60	12.44	9,264
	2006	12.44	13.24	19,171
Target VIP	2005	10.00	10.12	4,389
	2006	10.12	11.05	4,228
Balanced	2006	11.46	12.78	10,591

Dreyfus Variable Insurance Fund
Appreciation	2003	10.00	11.69	2,023
	2004	11.69	12.08	3,097
	2005	12.08	12.41	3,084
	2006	12.41	14.22	3,089
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income	2003	6.49	8.29	120
	2004	8.29	9.71	3,124
	2005	9.71	9.95	12,577
	2006	9.95	12.04	24,579
Goldman Sachs Structured U.S. Equity	2003	7.34	9.51	2,678
	2004	9.51	10.77	5,642
	2005	10.77	11.32	10,066
	2006	11.32	12.60	17,211
Goldman Sachs Capital Growth	2003	7.95	9.78	607
	2004	9.78	10.52	2,371
	2005	10.52	10.68	2,196
	2006	10.68	11.44	2,039
J.P. Morgan Series Trust II
JPMorgan Small Company	2003	6.96	9.75	609
	2004	9.75	12.23	2,073
	2005	12.23	12.47	2,215
	2006	12.47	14.15	2,392
JPMorgan Mid Cap Value	2003	10.62	13.92	3,633
	2004	13.92	16.62	7,217
	2005	16.62	17.90	10,723
	2006	17.90	20.63	15,989
Lazard Retirement Series
Lazard Retirement Small Cap	2003	10.07	14.25	1,348
	2004	14.25	16.15	9,271
	2005	16.15	16.56	8,887
	2006	16.55	18.96	7,403
Lazard Retirement Emerging Markets	2004	11.17	14.38	6,667
	2005	14.38	19.97	6,356
	2006	19.97	25.60	7,177
MFS Variable Insurance Trust
MFS Investors Growth Stock	2004	9.23	9.92	2,349
	2005	9.92	10.20	2,286
	2006	10.20	10.79	2,286
MFS New Discovery	2003	7.51	10.22	284
	2004	10.22	10.70	337
	2005	10.70	11.09	0
	2006	11.09	12.35	0
Form 6722-NSLAC

42

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

MFS Total Return	2003	$9.35	$10.94	973
	2004	10.94	11.99	1,532
	2005	11.99	12.13	7,238
	2006	12.13	13.35	7,255
MFS Mid Cap Growth	2006	9.54	9.63	718

Van Kampen Universal Institutional Funds (Class II)
Core Plus Fixed Income	2003	10.00	11.51	312
	2004	11.51	11.81	311
	2005	11.81	12.11	310
	2006	12.11	12.37	307
U.S. Real Estate	2003	10.00	12.77	1,151
	2004	12.77	17.15	3,636
	2005	17.15	19.74	6,281
	2006	19.74	26.80	8,663
PIMCO Variable Insurance Trust
Real Return	2003	10.86	11.45	2,335
	2004	11.45	12.29	12,948
	2005	12.29	12.38	25,160
	2006	12.38	12.30	39,678
Total Return	2003	10.52	10.79	6,510
	2004	10.79	11.16	14,360
	2005	11.16	11.28	15,976
	2006	11.28	11.55	16,658
Global Bond	2003	10.82	12.05	786
	2004	12.05	13.15	1,466
	2005	13.15	12.11	1,542
	2006	12.11	12.49	0
Prudential Series Fund
Jennison	2004	5.97	6.42	5,679
	2005	6.42	7.22	4,156
	2006	7.22	7.23	4,243
Jennison 20/20 Focus	2003	7.11	9.17	4,377
	2004	9.17	10.44	9,934
	2005	10.44	12.49	5,999
	2006	12.49	13.99	5,924
Fidelity Variable Insurance Products Fund
VIP Contra Fund	2003	6.95	8.97	863
	2004	8.97	10.19	14,170
	2005	10.19	11.73	14,193
	2006	11.73	12.89	17,386
VIP Mid Cap	2004	12.83	15.77	3,260
	2005	15.77	18.36	5,128
	2006	18.36	20.35	7,415
VIP Growth	2003	4.65	6.15	6,137
	2004	6.15	6.26	26,885
	2005	6.26	6.51	19,171
	2006	6.51	6.84	23,568
VIP Equity Income	2004	10.00	11.86	1,144
	2005	11.86	12.34	1,139
	2006	12.34	14.60	3,448
Form 6722-NSLAC

43

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Royce Capital Fund
Small Cap	2003	$10.00	$13.96	1,682
	2004	13.96	17.20	6,541
	2005	17.20	18.41	5,879
	2006	18.41	20.98	7,967
Micro-Cap	2003	10.00	14.68	199
	2004	14.68	16.48	671
	2005	16.48	18.14	270
	2006	18.14	21.66	282
Franklin Templeton Variable Insurance Products Trust
Franklin Foreign Securities Fund	2005	10.00	11.18	823
	2006	11.18	13.39	6,187
UBS Series Trust
U.S. Allocation	2005	9.05	9.51	1,997
	2006	9.51	10.42	1,981
Wells Fargo Advantage Variable Trust
Opportunity	2005	14.41	15.33	2,979
	2006	15.33	16.96	2,297
Janus Aspen Series (Service Shares)
Balanced	2006	10.67	11.62	2,332
International Growth	2006	8.80	12.73	3,380

Neuberger Berman Adviser Management Trust
AMT Regency	2006	10.00	10.10	2,408
Form 6722-NSLAC

44

Statement of Additional Information Contents

Custodian
Independent Registered Public Accounting Firm
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-sheltered Annuities
Financial Statements

1940 Act File Number 811-10619
1933 Act File Number 333-76350
Form 6722-NSLAC

45

Variable Account N
of
National Security Life and Annuity Company
One Financial Way
Montgomery, Ohio 45242
Telephone 1-877-446-6020
Statement of Additional Information
May 1, 2007
This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Variable Account N (“VAN”) flexible purchase payment individual variable annuity contracts dated May 1, 2007. To get a free copy of the prospectus for VAN, write or call us at the above address.

Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	3
Total Return	3
Loans Under Tax-sheltered Annuities	4
Financial Statements
“NSCORE XTRA VA”

Custodian
U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, holds custody of VAN’s assets.
Independent Registered Public Accounting Firm
The financial statements of National Security Variable Account N and the financial statements and schedules of National Security Life and Annuity Company for the periods indicated have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Boulevard, Columbus, Ohio 43215.
Underwriter
We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which owns over 80% of our outstanding stock. The aggregate amount of commissions paid to ONEQ for contracts issued by VAN and the amounts retained by ONEQ for each of the last 3 years have been:

	Aggregate	Retained
Year	Commission	Commissions
2004	$236,294	None
2005	$423,882	None
2006	$865,998	None

2

Calculation of Money Market Yield
The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the net difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.
Total Return
The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:
P(1 + T)n = ERV

where:	P = a hypothetical initial payment of $1,000,
T = the average annual total return,
n = the number of years, and
ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).
We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.
In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.00%. This is based upon an assumed average contract value of $109,896. The actual effect that the contract administration charge would have on total returns would be greater than that for contracts having a value less than $50,000. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.
The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2006 (assuming surrender of the contract then) are as follows:

							Since
	Fund	Life of				Subaccount	Subaccount
	Inception	Fund	1 Year	5 Year	10 Year	Inception	Inception
Ohio National Fund, Inc.
Aggressive Growth Portfolio	3/31/1995	-1.33%	-4.68%	2.01%	-3.72%	12/16/2002	10.94%
Balanced Portfolio	5/3/2004	7.37%	2.57%	—	—	5/3/2004	7.37%
Blue Chip Portfolio	5/1/1998	2.78%	5.75%	4.07%	—	12/16/2002	10.83%
Bond Portfolio	11/2/1982	6.01%	-6.00%	3.60%	4.41%	12/16/2002	3.04%
Bristol Portfolio	5/1/2002	6.47%	5.82%	—	—	12/16/2002	13.37%
Bryton Growth Porfolio	5/1/2002	1.96%	6.13%	—	—	12/16/2002	11.22%
Capital Appreciation Portfolio	4/30/1994	10.08%	5.77%	5.39%	8.97%	12/16/2002	12.59%
Capital Growth Portfolio	5/1/1998	9.09%	9.47%	1.31%	—	12/16/2002	16.00%
Covered Call Portfolio	5/3/2004	1.53%	-6.28%	—	—	5/3/2004	1.53%
Equity Portfolio	1/14/1971	8.13%	-3.80%	6.07%	5.22%	12/16/2002	12.59%
High Income Bond Portfolio	5/1/1998	3.97%	-0.39%	7.63%	—	12/16/2002	8.92%
International Portfolio	5/3/1993	5.81%	8.58%	6.90%	2.76%	12/16/2002	15.37%
International Small Company Portfolio	3/31/1995	10.34%	15.61%	18.68%	10.30%	12/16/2002	29.58%
Mid Cap Opportunity Portfolio	1/3/1997	9.42%	-0.86%	6.03%	—	12/16/2002	15.44%
Millennium Portfolio	4/30/1994	9.48%	-3.10%	-0.42%	5.59%	12/16/2002	9.55%
Money Market Portfolio	7/31/1980	4.52%	-5.68%	-0.24%	2.23%	12/16/2002	-0.30%
Nasdaq-100 Index Portfolio	5/1/2000	-13.11%	-3.86%	-0.44%	—	12/16/2002	10.95%
Omni Portfolio	9/10/1984	6.08%	2.76%	2.98%	1.38%	12/16/2002	10.51%
S&P 500 Index Portfolio	1/3/1997	6.79%	4.71%	3.29%	—	12/16/2002	10.59%
Small Cap Growth Portfolio	1/3/1997	3.81%	14.87%	6.69%	—	12/16/2002	17.95%
Target Equity/Income Portfolio	11/2/2005	0.88%	-1.14%	—	—	11/2/2005	0.88%
Target VIP Portfolio	11/2/2005	2.18%	0.24%	—	—	11/2/2005	2.18%
U.S. Equity Portfolio	5/3/2004	8.89%	-2.56%	—	—	5/3/2004	8.89%
Dreyfus Variable Investment Fund
Appreciation Portfolio	12/31/1999	0.87%	5.61%	2.61%	—	5/1/2003	8.80%
Fidelity® Variable Insurance Fund
VIP Contrafund® Portfolio	1/31/1995	12.47%	0.90%	9.42%	9.33%	12/16/2002	14.86%
VIP Growth Portfolio	10/31/1986	8.85%	-3.90%	-1.04%	4.75%	12/16/2002	7.57%
VIP Mid Cap Portfolio	12/31/1998	16.98%	1.86%	13.32%	—	12/16/2002	19.94%
VIP Equity-Income Portfolio	10/9/1986	9.67%	9.28%	6.43%	7.46%	10/1/2003	12.03%
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund	1/6/1999	8.10%	7.61%	10.14%	—	5/2/2005	7.56%
Franklin Flex Cap Growth Securities Fund	5/2/2005	4.48%	-5.25%	—	—	5/2/2005	4.48%
Templeton Foreign Securities Fund	5/1/1997	6.28%	10.77%	9.06%	—	5/2/2005	14.89%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth & Income Fund	1/12/1998	3.96%	11.94%	8.55%	—	12/16/2002	14.07%
Goldman Sachs Structured U.S. Equity Fund	2/12/1998	3.88%	2.34%	4.63%	—	12/16/2002	12.22%
Goldman Sachs Capital Growth Fund	4/30/1998	1.61%	-1.94%	0.29%	—	12/16/2002	7.31%
J.P. Morgan Series Trust II
JPMorgan Small Company Portfolio	1/3/1995	9.48%	4.42%	7.76%	6.53%	12/16/2002	16.25%
JPMorgan Mid Cap Value Portfolio	9/28/2001	14.62%	6.23%	12.89%	—	12/16/2002	15.94%
Janus Aspen Series (Service Shares)
Large Cap Growth Portfolio	9/13/1993	6.73%	0.60%	0.65%	4.38%	12/16/2002	8.55%
International Growth Portfolio	5/2/1994	13.77%	35.61%	15.88%	12.32%	12/16/2002	29.27%
Worldwide Growth Portfolio	9/13/1993	9.32%	7.31%	1.28%	5.67%	12/16/2002	9.50%
Balanced Portfolio	9/13/1993	9.76%	-0.11%	4.13%	8.67%	12/16/2002	7.26%
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	11/4/1997	7.79%	5.47%	7.13%	—	12/16/2002	14.05%
Lazard Retirement Emerging Markets Portfolio	11/3/1997	10.10%	19.16%	27.03%	—	12/16/2002	35.57%
Lazard Retirement Equity Portfolio	1/30/1998	3.69%	6.87%	4.82%	—	5/2/2005	8.60%
Lazard Retirement International Equity Portfolio	9/1/1998	4.91%	11.84%	10.11%	—	5/2/2005	17.15%
Legg Mason Partners Variable Portfolios I, Inc.
Legg Mason Partners Variable All Cap Portfolio	2/17/1998	8.91%	7.49%	4.46%	—	5/2/2005	11.24%
Legg Mason Partners Variable Total Return Portfolio	2/17/1998	3.68%	2.01%	4.12%	—	5/2/2005	5.31%
Legg Mason Partners Variable Investors Portfolio	2/17/1998	6.22%	7.63%	4.91%	—	5/2/2005	11.78%
MFS® Variable Insurance Trust
MFS® New Discovery Series	5/1/2000	-1.46%	2.37%	0.39%	—	12/16/2002	10.52%
MFS® Investors Growth Stock Series	5/1/2000	-6.32%	-3.17%	-0.86%	—	12/16/2002	7.00%
MFS® Mid Cap Growth Series	5/1/2000	-6.07%	-8.11%	-3.95%	—	12/16/2002	10.02%
MFS® Total Return Series	5/1/2000	5.51%	1.09%	4.60%	—	12/16/2002	7.26%
Neuberger Berman Advisers Management Trust
AMT Regency Portfolio	4/28/2005	11.54%	0.41%	—	—	5/1/2006	-7.26%
PIMCO Variable Insurance Trust
Real Return Portfolio	9/30/1999	6.82%	-9.67%	5.22%	—	12/16/2002	3.17%
Total Return Portfolio	12/31/1997	4.25%	-6.58%	2.71%	—	12/16/2002	1.75%
Global Bond Portfolio	1/10/2002	6.06%	-5.79%	—	—	12/16/2002	3.46%
The Prudential Series Fund, Inc.
Jennison 20/20 Portfolio	5/2/1999	6.03%	3.05%	7.39%	—	12/16/2002	15.82%
Jennison Portfolio	4/24/1995	7.67%	-9.03%	0.01%	5.39%	12/16/2002	9.34%
Royce Capital Fund
Royce Micro-Cap Portfolio	12/31/1996	14.97%	10.40%	12.03%	14.96%	5/1/2003	22.55%
Royce Small-Cap Portfolio	12/31/1996	13.39%	4.98%	12.40%	13.39%	5/1/2003	21.46%
(Van Kampen) The Universal Institutional Funds, Inc.
Core Plus Fixed Income Portfolio	5/1/2003	1.52%	-6.87%	—	—	5/1/2003	1.52%
U.S. Real Estate Portfolio	5/1/2003	30.38%	26.77%	—	—	5/1/2003	30.38%
International Growth Equity Portfolio	5/1/2006	-1.34%	—	—	—	5/1/2006	-1.34%
Equity Growth Portfolio	5/5/2003	8.98%	-6.61%	—	—	5/1/2006	-6.66%

3

Loans Under Tax-Sheltered Annuities
Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.
We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).
The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

4

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Financial Statements
December 31, 2006 and 2005
(With Report of Independent Registered Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
National Security Life and Annuity Company:
We have audited the accompanying balance sheets of National Security Life and Annuity Company (the Company) (a wholly owned subsidiary of SMON Holdings, Inc.) as of December 31, 2006 and 2005, and the related statements of operations, changes in stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2006. In connection with our audits of the financial statements, we have also audited financial statement schedules I, III, IV, and V. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Security Life and Annuity Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
/s/ KPMG LLP
Columbus, OH
April 24, 2007

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Balance Sheets
December 31, 2006 and 2005
(Dollars in thousands, except share amounts)

	2006	2005
Assets
Investments (notes 5, 8, and 9):
Fixed maturities available-for-sale, at fair value	$22,385	26,618
Fixed maturity trading securities, at fair value	5,044	6,697
Mortgage loans on real estate, net	—	828
Other long-term investments	47	4

Total investments	27,476	34,147

Cash	1,511	10,169
Accrued investment income	319	460
Deferred policy acquisition costs	1,077	649
Reinsurance recoverables (note 12)	26,516	20,742
Goodwill and intangible assets (note 13)	1,068	1,068
Other assets	122	9
Assets held in separate accounts (note 8)	30,491	14,412

Total assets	$88,580	81,656

Liabilities and Stockholder’s Equity

Future policy benefits and claims (note 6)	$14,905	19,308
Reinsurance payables	20,401	14,834
Reinsurer funds (note 12)	—	10,002
Amounts due to affiliates (note 14)	42	108
Deferred income taxes (note 7)	45	54
Other liabilities	673	251
Liabilities related to separate accounts (note 8)	30,491	14,412

Total liabilities	66,557	58,969

Contingencies (notes 11 and 12)

Stockholder’s equity (notes 3 and 10):
Class A common stock, $250 par value. Authorized 10,000 shares; issued and outstanding 10,000 shares in 2006 and 2005	2,500	2,500
Additional paid-in capital	22,231	22,231
Accumulated other comprehensive income	83	305
Retained deficit	(2,791)	(2,349)

Total stockholder’s equity	22,023	22,687

Total liabilities and stockholder’s equity	$88,580	81,656

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Statements of Operations
Years ended December 31, 2006, 2005, and 2004
(Dollars in thousands)

	2006	2005	2004
Revenues (note 12):
Traditional life and annuity insurance premiums and charges	$3,609	3,601	4,128
Reinsurance ceded premiums	(3,333)	(3,439)	(3,856)

	276	162	272

Change in value of trading portfolio	(63)	204	7
Change in value of reinsurance derivatives (note 12)	63	(204)	(7)
Net investment income (note 5)	1,540	1,448	1,130
Net realized gains on investments (note 5)	105	8	68
Other (loss) income	(86)	52	10

	1,835	1,670	1,480

Benefits and expenses (note 12):
Benefits and claims	276	282	222
Decrease in policy reserves	(22)	(39)	(54)
Amortization of deferred policy acquisition costs	26	19	8
Other operating costs and expenses (note 14)	1,997	1,651	1,707

	2,277	1,913	1,883

Loss before income taxes	(442)	(243)	(403)

Income taxes (note 7):
Current expense	—	—	—
Deferred expense	—	—	—

	—	—	—

Net loss	$(442)	(243)	(403)

See accompanying notes to financial statements.

3

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Statements of Changes in Stockholder’s Equity
Years ended December 31, 2006, 2005, and 2004
(Dollars in thousands)

			Accumulated
	Class A	Additional	other		Total
	Common	paid-in	comprehensive	Retained	stockholder’s
	stock	capital	income	deficit	equity
Balance, December 31, 2003	$2,500	22,231	970	(1,703)	23,998

Comprehensive loss:
Net loss	—	—	—	(403)	(403)
Other comprehensive loss (note 4)	—	—	(37)	—	(37)

Total comprehensive loss					(440)

Balance, December 31, 2004	2,500	22,231	933	(2,106)	23,558

Comprehensive loss:
Net loss	—	—	—	(243)	(243)
Other comprehensive loss (note 4)	—	—	(628)	—	(628)

Total comprehensive loss					(871)

Balance, December 31, 2005	2,500	22,231	305	(2,349)	22,687

Comprehensive loss:
Net loss	—	—	—	(442)	(442)
Other comprehensive loss (note 4)	—	—	(222)	—	(222)

Total comprehensive loss					(664)

Balance, December 31, 2006	$2,500	22,231	83	(2,791)	22,023

See accompanying notes to financial statements.

4

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Statements of Cash Flows
Years ended December 31, 2006, 2005, and 2004
(Dollars in thousands)

	2006	2005	2004
Cash flows from operating activities:
Net loss	$(442)	(243)	(403)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Proceeds from sale of fixed maturities trading	2,118	1,179	—
Cost of fixed maturities trading acquired	(486)	(1,375)	—
Interest credited to policyholder account values	243	272	257
Universal life and investment-type product policy fees	(362)	(164)	(59)
Capitalization of deferred policy acquisition costs	(467)	(231)	(182)
Amortization of deferred policy acquisition costs	26	19	8
Amortization and depreciation	154	190	236
Net realized gains on investments	(105)	(8)	(68)
Change in value of trading securities	63	(204)	(7)
Change in value of reinsurance derivative	(63)	204	7
Decrease (increase) in accrued investment income	141	(14)	19
Increase in reinsurance recoverables and other assets	(5,881)	(3,911)	(1,063)
Increase in funds withheld-modco reinsurance	5,593	4,405	2,848
(Decrease) increase in reinsurer’s funds	(10,002)	292	9,710
Increase (decrease) in policyholder liabilities	5,219	3,225	(440)
Increase (decrease) in other liabilities	485	(345)	78
Decrease in amounts due to affiliates	(66)	(14)	(70)
(Decrease) increase in reinsurance payables	(26)	(12)	4
Other, net	(109)	(1)	(41)

Net cash (used in) provided by operating activities	(3,967)	3,264	10,834

Cash flows from investing activities:
Proceeds from sales and maturities of fixed maturities available-for-sale	6,686	1,223	1,186
Proceeds from repayment of mortgage loans on real estate	831	24	22
Cost of fixed maturities available-for-sale acquired	(2,675)	(1,878)	(1,223)
Cost of other long-term investments	(43)	(4)	—

Net cash provided by (used in) investing activities	4,799	(635)	(15)

Cash flows from financing activities:
Investment product account deposits	9,272	4,230	4,807
Investment product account withdrawals	(18,762)	(7,747)	(5,467)

Net cash used in financing activities	(9,490)	(3,517)	(660)

Net (decrease) increase in cash and cash equivalents	(8,658)	(888)	10,159
Cash and cash equivalents, beginning of year	10,169	11,057	898

Cash and cash equivalents, end of year	$1,511	10,169	11,057

Supplemental disclosure:
Income taxes paid	$—	—	—

See accompanying notes to financial statements.

5

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
(1)	Organization and Business Description

National Security Life and Annuity Company (NSLAC or the Company), formerly known as First ING Life Insurance Company of New York (First ING Life), is domiciled in New York and, as of January 4, 2002, became a subsidiary of SMON Holdings, Inc. (SMON). At November 28, 2004, SMON Holdings, Inc. (SMON) was jointly owned by Ohio National Financial Services (ONFS) and Security Mutual Life Insurance Company of New York (SML) holding 51.2% and 48.8% of the outstanding shares, respectively. On November 29, 2004, ONFS contributed its entire ownership interest in SMON to The Ohio National Life Insurance Company (ONLIC), a wholly owned subsidiary of ONFS.

On May 3, 2001, Security Life of Denver Insurance Company (the former Parent of the Company), entered into a stock purchase agreement with Security Mutual, ONFS and SMON to sell First ING Life to SMON. After having received regulatory approval for the sale on January 3, 2002, the transaction was closed on January 4, 2002. As a result of the sale, the Company changed its name from First ING Life Insurance Company of New York to National Security Life and Annuity Company effective January 4, 2002.

The Company, when under the control of the former Parent of the Company, assumed and retroceded traditional life insurance. This assumed and retroceded book of business is currently in runoff. After January 4, 2002, the Company markets a portfolio of variable life insurance and variable annuity products through its general agency system in the state of New York and other jurisdictions in which the Company is licensed to do business. The Company is licensed to do business in 18 states and the District of Columbia.

The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:
Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories, or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the financial statements. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.
Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company attempts to minimize this risk by adhering to a conservative investment strategy that includes adequate diversification of the investment portfolio, by maintaining reinsurance and credit and collection policies and by closely monitoring the credit worthiness of investees and reinsurers and taking prompt actions as necessary.
Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company attempts to mitigate this risk by
(Continued)

6

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
charging fees for nonconformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.
Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Over the last three years, the Company has begun to sell variable annuity products. As a result of these product sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company’s largest distributor of variable annuity products contributed approximately 22% and 38% of total variable annuity deposits in 2006 and 2005, respectively. Based on policyholder account balances, the Company’s largest distributor accounted for approximately 25% and 36% of total deferred annuity reserves as of December 31, 2006 and 2005, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.
The second concentration risk arises from the Company’s use of reinsurance. The exposure risk from the variable annuity sales is mitigated by the use of reinsurance. The Company has entered into a 50% modified coinsurance agreement with ONLIC, the parent company. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to limit future annuity sales, seek additional capital, or both.
Equity Market Risk is the risk of loss due to declines in the equity markets that the Company participates in. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranty riders. There are four main types of benefits: guaranteed minimum death benefit (GMDB), guaranteed minimum income benefit (GMIB), guaranteed minimum account benefit (GMAB) and guaranteed minimum withdrawal benefit (GMWB). The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from rider issue. The Annuitization base is equal to premiums less withdrawals rolled up at 5.5% annually. The GMAB provides a benefit of return of premium (less withdrawals) at the end of ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. The Company refers to the total of these four classes as the G reserves.
As of December 31, 2006, direct G reserves were $57, ceded G reserves were $(28) and net G reserves were $28. There were no reserves required at December 31, 2005.
(Continued)

7

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $26,516 and $20,742 as of December 31, 2006 and 2005, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder.
(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).
(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities supporting the funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the unrealized gains and losses included in the accompanying statements of operations. Fixed maturity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, qualified company representatives determine the fair value using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2006, 97.4% of the fair values of fixed maturity securities were obtained from independent pricing services and 2.6% from the Company’s pricing matrices.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net
(Continued)

8

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.
Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Cash receipts on nonaccrual status mortgage loans on real estate are included in interest income in the period received.
The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.
Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Estimates for valuation allowances and other-than-temporary declines of the fair value of invested assets are included in realized gains and losses on investments.
Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. The process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.
At the end of each quarter, all fixed maturity and equity securities are reviewed to determine whether impairments should be recorded. For those securities where fair value is less than fifty percent of amortized cost for one month or eighty percent of amortized cost for six consecutive months or more, an analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process includes an assessment of the credit quality of each investment in the entire securities portfolio.
(Continued)

9

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary (OTI). Relevant facts and circumstances considered include (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, and (4) the Company’s ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other–than-temporarily impaired, the difference between amortized cost and fair value would be charged to income as a realized investment loss, resulting in a permanent reduction to the cost basis of the underlying investment.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to income in a future period.

Interest is accrued as earned.

(b)	Revenues and Benefits

Traditional Life Insurance Products: Premiums for traditional life insurance products assumed, which includes those products with fixed and guaranteed premiums and benefits and consist principally of term life insurance policies, are recognized as revenue when due. Benefits are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits.

Investment Products: Investment products consist of variable annuities and variable universal life. Revenues for investment products and universal life insurance products consist of net interest income, cost of insurance charges, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administration fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.
(Continued)

10

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
(c)	Deferred Policy Acquisition Costs (DAC)

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized. For investment and universal life products, DAC is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses.

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 8.58%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption to the estimation of long-term returns is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 2.72% or in excess of 16.65% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the statement of operations.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize capitalized acquisition costs.

(d)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the statements of income and cash flows except for the fees the
(Continued)

11

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts.
The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.
In 2003, the Company began selling a GMIB rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 5.50% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 80. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.
In 2004, the Company began selling a GMAB rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMAB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.
In 2005 the Company began selling two versions of a GMWB riders that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.
(Continued)

12

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
(e)	Future Policy Benefits

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued. The liabilities for life reserves may be greater or less than those established by the ceding companies due to their use of different mortality and other assumptions (see note 6).

Future policy benefits for investment products in the accumulation phase and universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 6).

(f)	Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risk assumed. Assets and liabilities related to reinsurance are reported on a gross basis.

(g)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

The Company files a separate Federal income tax return.

(h)	Cash Equivalents

For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(i)	Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy
(Continued)

13

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
benefits and claims, contingencies, income taxes, valuation allowances for mortgage loans on real estate, impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(j)	Goodwill

In accordance with GAAP, goodwill is not amortized, but rather evaluated periodically, at the reporting unit level, for impairment. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carry amount. The Company conducts annual goodwill impairment testing in the fourth quarter.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. If the carrying value of a reporting unit’s goodwill exceeds fair value, the excess is recognized as an impairment and recorded as a charge against net income.

(k)	Recently Issued Accounting Pronouncements

In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company currently is evaluating the impact of adopting SFAS 159.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also
(Continued)

14

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. The Company currently is evaluating the impact of adopting SFAS 157.
In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.
In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company plans to adopt FIN 48 effective January 1, 2007. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company plans to adopt FIN 48 effective January 1, 2007. The Company is currently evaluating the impact of adopting FIN 48.
In February, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of
(Continued)

15

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company plans to adopt SFAS 155 effective January 1, 2007. The Company is currently evaluating the impact of adopting SFAS 155.
In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. The Company is currently evaluating the impact of adopting SOP 05-1.
In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, and Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted.
(Continued)

16

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had any impact on the Company’s financial position or results of operations since adoption.
In July 2003, the AICPA issued SOP 03-1: Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant of which is the appropriate accounting for policies with GMDB. SOP 03-1 requires companies to determine whether the presence of a GMDB causes a contract to be an insurance contract rather than an investment contract. For insurance contracts, companies are required to establish a reserve to recognize a portion of current period revenues that are compensation for future insurance benefits. SOP 03-1 also provides guidance on separate account presentation, interest in Separate Accounts, sales inducements, annuitization options and indexed returns on Separate Accounts. The Company adopted SOP 03-1 on January 1, 2004. There was no material impact on policyholder liabilities as a result of the adoption of SOP 03-1.
(3)	Basis of Presentation

The accompanying financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by the New York State Insurance Department (the Department). Annual Statements for the Company, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

The statutory basis net loss of NSLAC was $715, $352, and $463 for the years ended December 31, 2006, 2005, and 2004, respectively. The statutory basis capital and surplus of NSLAC was $20,013 and $20,735 as of December 31, 2006 and 2005, respectively. The primary reasons for the differences between equity and net loss on a GAAP basis versus capital and surplus and net loss on a statutory basis are that, for GAAP reporting purposes: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in bonds available-for-sale are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) the fixed maturity securities that are related to the Company’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (6) reserves are reported gross of ceded reinsurance balances; (7) changes in deferred taxes are recognized in operations; (8) there is a presentation of other comprehensive income and comprehensive income; and (9) the statements of cash flows are not presented in the manner prescribed by the NAIC.

(4)	Comprehensive Income (Loss)

Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholders’ equity that are not recorded in net income (other comprehensive
(Continued)

17

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
income (loss)). The related before and after income tax amounts of other comprehensive income (loss) for the years ended December 31, 2006, 2005, and 2004 were as follows:

	2006	2005	2004
Unrealized losses on securities available-for-sale arising during the period	$(65)	(721)	(43)
Related income tax (expense) benefit	(49)	108	6

	(114)	(613)	(37)

Less:
Reclassification adjustment for:
Net gains on securities available-for-sale realized during the period:
Gross	166	18	—
Related income tax expense	(58)	(3)	—

	108	15	—

Total other comprehensive loss	$(222)	(628)	(37)

(5)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2006	2005	2004
Gross investment income:
Fixed maturities available for sale	$1,359	1,375	1,336
Fixed maturity trading securities	266	268	243
Mortgage loans on real estate	138	62	64
Short-term investments	62	18	13

Total gross investment income	1,825	1,723	1,656

Investment income due to reinsurers	(275)	(274)	(523)
Investment expenses	(10)	(1)	(3)

Net investment income	$1,540	1,448	1,130

(Continued)

18

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)

	Realized gains (losses) on investments
	2006	2005	2004
Gross realized gains (losses) on investment:
Fixed maturities available for sale	$119	20	68
Fixed maturity trading securities	(17)	(11)	—
Mortgage loans on real estate	3	(1)	—

Net realized gains on investments	$105	8	68

There were no OTI write-downs in 2006, 2005, or 2004.
The amortized cost and estimated fair value of fixed maturities securities available-for-sale and trading were as follows:

	December 31, 2006
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government	$3,300	215	—	3,515
Debt securities issued by foreign governments	262	—	(12)	250
Corporate securities	13,942	281	(268)	13,955
Mortgage-backed securities	4,753	16	(104)	4,665

Total fixed maturities	$22,257	512	(384)	22,385

Trading securities:
Fixed maturity corporate securities	$5,186	27	(169)	5,044

(Continued)

19

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)

	December 31, 2005
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government	$3,220	264	—	3,484
Debt securities issued by foreign governments	266	—	(14)	252
Corporate securities	18,377	586	(443)	18,520
Mortgage-backed securities	4,393	32	(63)	4,362

Total fixed maturities	$26,256	882	(520)	26,618

Trading securities:
Fixed maturity corporate securities	$6,901	49	(253)	6,697

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

	2006	2005
Gross unrealized gain	$128	362
Deferred federal income tax	(45)	(57)

	$83	305

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale is as follows for the years ended December 31:

	2006	2005	2004
Fixed maturities available-for-sale	$(234)	(738)	(43)
(Continued)

20

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
The amortized cost and estimated fair value of fixed maturity securities available-for-sale and trading as of December 31, 2006, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2006.

	Fixed maturity securities
	Available-for-sale		Trading
	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value
Due in one year or less	$1,331	1,397	—	—
Due after one year through five years	9,416	9,307	3,574	3,469
Due after five years through ten years	8,437	8,444	1,486	1,459
Due after ten years	3,073	3,237	126	116

	$22,257	22,385	5,186	5,044

The Company believes that no securities reflected in the tables below were other-than-temporarily impaired and, therefore, no write-downs were deemed necessary as of December 31, 2006 and 2005.

	December 31, 2006
	Less than 12 Months		12 Months or Longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
Foreign government securities	$—	—	249	(12)	249	(12)
Corporate bonds	1,268	(13)	11,499	(424)	12,767	(437)
Mortgage-backed securities	1,680	(21)	1,582	(83)	3,262	(104)

Total impaired securities	$2,948	(34)	13,330	(519)	16,278	(553)

	December 31, 2005
	Less than 12 Months		12 Months or Longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
Foreign government securities	$—	—	252	(14)	252	(14)
Corporate bonds	5,128	(232)	9,775	(464)	14,903	(696)
Mortgage-backed securities	1,445	(32)	920	(31)	2,365	(63)

Total impaired securities	$6,573	(264)	10,947	(509)	17,520	(773)

Increases in unrealized losses 12 months or longer are primarily due to changes in the interest rate environment. Those securities are not considered other-than-temporarily impaired because the decline in the market value is attributed to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these securities until recovery.
(Continued)

21

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
Proceeds from the sale of securities available-for-sale and trading (excluding calls) during 2006, 2005, and 2004 were $6,686, $460, and $962, respectively. Gross realized gains of $184 ($32 in 2005 and $68 in 2004) and gross losses of $66 ($0 for 2005 and 2004) were realized on those sales.

Investments with a fair value of $1,739 and $1,631 as of December 31, 2006 and 2005, respectively, were on deposit with various regulatory agencies as required by law.

The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were no foreclosures of mortgage loans on real estate in 2006 and 2005.

(6)	Future Policy Benefits and Claims

The liability for future policy benefits for investment contracts (approximately 65% and 72% of the total liability for future policy benefits as of December 31, 2006 and 2005, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.6%, 2.93%, and 3.29% for the years ended December 31, 2006, 2005, and 2004, respectively.

The liability for future policy benefits for traditional life products is based on the following mortality and interest rate assumptions without consideration for withdrawals. The assumptions used are the 1980 CSO mortality table with 4% to 6% interest, and 1958 CSO mortality table with 3% to 4.5% interest.

(7)	Income Tax

No provision for Federal income tax has been reported for years ended December 31, 2006, 2005, and 2004. The Company reported in its Federal tax return net operating losses of $3,492 that expire December 31, 2017 through December 31, 2020. The Company had a net capital loss carryforward of $20 at December 31, 2004 that was entirely utilized in during 2005. Additionally, as a result of SMON’s dissolution and ONLIC’s additional purchase of NSLAC’s shares (see note 15), the Company’s lowest enacted Federal tax rate increased from 15% to 35%, which has been reflected in the 2006 financial statements.
(Continued)

22

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2006 and 2005 relate to the following:

	2006	2005
Deferred tax assets:
Future policy benefits	$2,224	910
Net operating loss carryforward	1,222	404
Funds withheld-modco reinsurance	6,787	2,069
Other	138	65

Total gross deferred tax assets	10,371	3,448

Valuation allowance on deferred tax assets	(907)	(297)

Net deferred tax assets	9,464	3,151

Deferred tax liabilities:
Fixed maturity securities available-for-sale	13	31
Deferred policy acquisition costs	287	73
Reinsurance recoverable	8,815	2,905
Other	394	196

Total gross deferred tax liabilities	9,509	3,205

Net deferred tax liability	$(45)	(54)

In accessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, the Company believes it is more likely than not that it will realize the benefits of these deductible differences, net of existing valuation allowances at December 31, 2006.

(8)	Disclosures about Fair Value of Financial Instruments

SFAS 107 requires disclosure of fair value information about existing on- and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, for this and other reasons, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

(Continued)

23

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
The following methods and assumptions were used by the Company in estimating its fair value disclosures:
•	Cash, Short-Term Investments, Benefits Payable – The carrying amount reported in the balance sheets for these instruments approximates their fair value.

•	Investment Securities – Fair value of fixed maturity securities generally are determined from quoted market prices traded in the public marketplace. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

•	Separate Account Assets and Liabilities – The fair value of assets held in Separate Accounts is based on quoted market prices. The related liabilities are also reported at fair value in amounts equal to the Separate Account assets.

•	Mortgage Loans on Real Estate – The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

•	Investment Contracts – Fair value for the Company’s liabilities under investment type contracts is estimated using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.
The carrying amount and estimated fair value of financial instruments subject to SFAS 107 disclosure requirements were as follows as of December 31, 2006 and 2005:

	2006		2005
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
Assets:
Investments:
Fixed maturities available-for-sale	$22,385	22,385	26,618	26,618
Fixed maturity trading securities	5,044	5,044	6,697	6,697
Mortgage loans on real estate	—	—	828	886
Cash	1,511	1,511	10,169	10,169
Assets held in Separate Accounts	30,491	30,491	14,412	14,412

Liabilities:
Deferred annuity contracts	$9,784	9,417	14,133	13,697
Liabilities related to Separate Accounts	30,491	30,491	14,412	14,412
(Continued)

24

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
(9)	Additional Financial Instruments Disclosure

Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company had commercial mortgage loans with carry values of $0 and $828 as of December 31, 2006 and 2005, respectively. The valuation allowance for mortgages loans was $0 and $3 at December 31, 2006 and 2005, respectively.

(10)	Regulatory Risk-Based Capital and Dividend Restrictions

As of December 31, 2006, NSLAC exceeded the minimum risk-based capital requirements as established by the NAIC.

The Company did not pay any dividends in 2006, 2005, or 2004. The Company cannot pay any dividends in 2007 without prior approval by the Department.

(11)	Contingencies

The Company is not involved in any past or present litigation.

(12)	Reinsurance

The Company has entered into reinsurance transactions with other insurance companies. Reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. The Company ceded 100% of the gross earned life and accident and health premiums during 2006, 2005, and 2004, as this business is in run-off.

The Company has entered into a 50% modified coinsurance agreement with ONLIC, to facilitate the sale of variable annuity products. As these are deposit type products, there is no impact on reported premiums. Modified coinsurance on a funds withheld basis is subject to the parameters of the DIG B36. DIG B36 requires the bifurcation and valuation of the embedded derivative associated with a funds withheld contract. The change in the value of this derivative is shown on the face of the statements of operations. The Company recorded an asset of $142 and $204 related to this agreement as of December 31, 2006 and 2005, respectively. The modified coinsurance receivable is equal to the change in policyholder account value less the interest earned on the assets withheld. Under modified coinsurance with funds withheld, the Company retains and invests all of the associated assets and provides monthly settlements with its reinsurers based on all income, benefit and expense items.
(Continued)

25

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
Amounts in the accompanying financial statements for life and accident and health ceded business as of and for the years ended December 31, 2006, 2005, and 2004 are as follows:

	2006	2005	2004
Premiums	$3,248	3,439	3,856
Benefits incurred	4,070	4,106	3,973
Commission and expense allowances	136	148	168
Reinsurance recoverable:
Reserves for future policy benefits	4,531	5,026	5,601
Benefits payable	589	151	778
Paid losses and expense allowances due	1,188	1,172	631
At December 31, 2006 and 2005, $4,491 and $4,944, respectively, of the Company’s reinsurance recoverable on life reserves and benefits payable was retroceded to one reinsurer.

On April 24, 2006, NSLAC released the funds withheld of $10,530 to SCOR VIE, a foreign insurer. Due to interest accrued on the funds withheld of $541 and a withdrawal and expenses of $967, the amount of cash remitted was $10,104. Prior to releasing the funds withheld to SCOR VIE, a letter of credit was established for $4,967 backing reserves of $4,750 as of December 31, 2006.

To the extent that the retrocessionaires become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion retroceded. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company regularly evaluates the financial condition of its retrocessionaires.

(13)	Goodwill and Other Intangible Assets

The following table illustrates the carrying value of intangible assets and goodwill as of December 31, 2006 and 2005, respectively:

	2006	2005
Unamortizable intangible assets:
Insurance licenses	$275	275
Goodwill	793	793

	$1,068	1,068

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of the Company. The value of the intangible is primarily dependent upon the maintenance of the New York license. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.
The goodwill asset is also entirely attributable to the purchase of the Company. Based upon impairment testing for the years ended December 31, 2006, 2005, and 2004, no impairment was deemed necessary.
(Continued)

26

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
(14)	Related Party Transactions

As discussed below, the Company has service contracts with affiliated companies whereby the Company is billed for services, office space, equipment and materials necessary to the operation of the Company’s business. Billings are determined by ONLIC, based upon multiple bases (head counts, salaries, number of policies, policy face amounts, field compensation, time, age, sex, assets, account balances, transaction counts, etc.) and management believes these bases are reasonable for determining the expense charges. There is no assurance that these costs would be similar if the Company had to obtain such services, office space, equipment and materials on its own.

NSLAC has separate administrative service agreements with ONLIC and SML, an investment management agreement with Ohio National Investments, Inc. (ONI), an affiliate, and an underwriting agreement with Ohio National Equities, Inc. (ONEQ), an affiliate. The terms of these agreements call for periodic cash settlements. ONLIC owed NSLAC $6 as of December 31, 2006, which is included with other assets on the balance sheet. The amounts that NSLAC owed to ONLIC, SML, ONEQ and ONI as of December 31, 2006 and 2005 were as follows, which are shown on the face of the balance sheet:

	2006	2005
ONLIC	$—	71
SML	14	9
ONEQ	28	28

Total service charges owed	$42	108

Charges for all services from ONLIC, SML, ONEQ and ONI for the years ended December 31, 2006, 2005, and 2004 were as follows:

	2006	2005	2004
ONLIC	$1,097	952	984
SML	93	89	192
ONI	12	4	7
ONEQ	204	157	169

Total service charges incurred	$1,406	1,202	1,352

(15)	Subsequent Event

On February 17, 2007, the board of directors and stockholders (ONLIC and SML) of SMON authorized the dissolution of SMON and the transfer of NSLAC’s shares to the former stockholders of SMON in proportion to the stockholders interest in SMON at the time of SMON’s dissolution. Specifically, ONLIC received 5,122 shares and SML received 4,878 shares of NSLAC’s then issued and outstanding stock.
(Continued)

27

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Notes to Financial Statements
December 31, 2006, 2005, and 2004
(Dollars in thousands)
On March 30, 2007, ONLIC and SML entered into a stock purchase agreement for ONLIC to purchase additional shares of NSLAC from SML. ONLIC purchased approximately 2,900 shares from SML for $6,000 thereby increasing ONLIC’s holdings in NSLAC to approximately 80% and decreasing SML’s holdings to approximately 20%.
(Continued)

28

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Schedule I     Summary of Investments — Other Than Investments in Related Parties
As of December 31, 2006 (in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	$3,300	$3,515	$3,515
Debt securities issued by foreign governments	262	250	250
Corporate securities	13,942	13,955	13,955
Mortgage-backed securities	4,753	4,665	4,665

Total fixed maturity securities available-for-sale:	22,257	22,385	22,385

Fixed maturity securities trading securities:
Bonds:
Corporate securities	5,186	5,044	5,044

Total fixed maturity securities trading securities:	5,186	5,044	5,044

Other long-term investments	47		47

Total investments	$27,490		$27,476

See accompanying report of independent registered public accounting firm.

29

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Schedule III     Supplementary Insurance Information
As of December 31, 2006, 2005, and 2004 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred
	policy	Future policy benefits,
	acquisition	losses, claims, and loss	Unearned	Other policy claims	Premium
Year: Segment	costs	expenses	Premiums [1]	and benefits payable [1]	revenue
2006 Total	1,077	14,905			0

2005 Total	649	19,308			0

2004 Total	445	19,501			0

Column A	Column G	Column H	Column I	Column J	Column K
	Net		Amortization of
	investment	Benefits, claims, losses	deferred policy	Other operating	Premiums
Year: Segment	income	and settlement expenses	acquisition costs	expenses	written
2006 Total	1,540	254	26	1,997

2005 Total	1,448	243	19	1,651

2004 Total	1,130	168	8	1,707

[1]	Unearned permiums and other policy claims and benefits payable are included in Column C amounts.
See accompanying report of independent registered public accounting firm.

30

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Schedule IV      Reinsurance
As of December 31, 2006, 2005, and 2004 and for each of the years then ended (dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	Amount	to net
2006
Life insurance in force	$1,577	187,404	186,142	315	0.0%

Premiums:
Life insurance	—	3,232	3,232	—	0.0%

2005
Life insurance in force	1,575	211,428	210,168	315	0.0%

Premiums:
Life insurance	—	3,425	3,425	—	0.0%

2004
Life insurance in force	2,072	241,621	239,963	414	0.0%

Premiums:
Life insurance	—	3,841	3,841	—	0.0%
See accompanying report of independent registered public accounting firm.

31

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Wholly Owned Subsidiary of SMON Holdings, Inc.)
Schedule V     Valuation and Qualifying Accounts
Years ended December 31, 2006, 2005, and 2004 (in thousands)

Column A	Column B	Column C		Column D	Column E
		Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2006
Valuation allowances — mortgage loans on real estate	$3	$(3)	$—	$—	$—

2005
Valuation allowances — mortgage loans on real estate	$2	$1	$—	$—	$3

2004
Valuation allowances — mortgage loans on real estate	$1	$1	$—	$—	$2

See accompanying report of independent registered public accounting firm.

32

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2006

		Contract owners’ equity
	Assets
		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Ohio National Fund, Inc.:
Equity Subaccount 64,341 Shares (Cost $1,765,849)	$2,028,014	$2,028,014
Money Market Subaccount 241,567 Shares (Cost $2,415,667)	2,415,667	2,415,667
Bond Subaccount 109,566 Shares (Cost $1,220,335)	1,208,510	1,208,510
Omni Subaccount 2,786 Shares (Cost $37,542)	43,983	43,983
International Subaccount 322,760 Shares (Cost $3,475,890)	4,134,553	4,134,553
Capital Appreciation Subaccount 81,263 Shares (Cost $1,399,146)	1,608,199	1,608,199
Millennium Subaccount 2,654 Shares (Cost $51,189)	52,924	52,924
International Small Co. Subaccount 5,433 Shares (Cost $99,432)	126,204	126,204
Small Cap Growth Subaccount 2,526 Shares (Cost $17,413)	27,630	27,630
Mid Cap Opportunity Subaccount 2,884 Shares (Cost $45,448)	55,059	55,059
S&P 500 Index Subaccount 8,590 Shares (Cost $103,466)	127,297	127,297
Blue Chip Subaccount 5,163 Shares (Cost $59,420)	67,633	67,633
High Income Bond Subaccount 26,579 Shares (Cost $231,640)	248,511	248,511
Capital Growth Subaccount 271 Shares (Cost $5,434)	5,737	5,737
Nasdaq-100 Index Subaccount 93,449 Shares (Cost $381,268)	422,391	422,391
Bristol Subaccount 65,782 Shares (Cost $762,626)	860,426	860,426
Bryton Growth Subaccount 42,931 Shares (Cost $472,734)	520,755	520,755
U.S. Equity Subaccount 71,661 Shares (Cost $896,408)	981,752	981,752
Balanced Subaccount 10,341 Shares (Cost $128,356)	135,362	135,362
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2006

		Contract owners’ equity
	Assets
		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Ohio National Fund, Inc. (continued):
Covered Call Subaccount 3,712 Shares (Cost $40,260)	$42,795	$42,795
Target VIP Subaccount 13,178 Shares (Cost $137,135)	147,988	147,988
Target Equity/ Income Subaccount 1,215 Shares (Cost $12,439)	13,381	13,381

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 1,623 Shares (Cost $30,825)	38,973	38,973

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 5,321 Shares (Cost $61,040)	60,233	60,233
U.S. Real Estate Subaccount 38,239 Shares (Cost $890,509)	1,112,763	1,112,763
International Growth Equity Subaccount 1,436 Shares (Cost $15,005)	15,564	15,564

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount 133,717 Shares (Cost $1,717,671)	1,860,004	1,860,004
Structured U.S. Equity Subaccount 61,764 Shares (Cost $796,566)	906,079	906,079
Capital Growth Subaccount 8,192 Shares (Cost $86,203)	94,868	94,868

Lazard Retirement Series, Inc.:
Emerging Markets Subaccount 18,086 Shares (Cost $300,480)	410,371	410,371
Small Cap Subaccount 12,470 Shares (Cost $195,392)	215,864	215,864

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount 25,223 Shares (Cost $341,753)	398,781	398,781
Jennison Subaccount 1,795 Shares (Cost $29,619)	37,272	37,272

UBS Series Trust — Class I:
U.S. Allocation Subaccount 1,346 Shares (Cost $15,927)	20,644	20,644
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2006

		Contract owners’ equity
	Assets
		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 21,004 Shares (Cost $642,503)	$719,389	$719,389
VIP Contrafund Subaccount 21,946 Shares (Cost $638,538)	682,731	682,731
VIP Growth Subaccount 5,396 Shares (Cost $169,801)	191,116	191,116
VIP Equity-Income Subaccount 23,807 Shares (Cost $638,836)	615,880	615,880

Janus Aspen Series — Service Shares:
Worldwide Growth Subaccount 514 Shares (Cost $12,970)	16,564	16,564
Balanced Subaccount 1,308 Shares (Cost $34,697)	37,710	37,710
International Growth Subaccount 17,166 Shares (Cost $759,814)	868,747	868,747

J.P. Morgan Series Trust II:
Small Company Subaccount 7,159 Shares (Cost $115,469)	127,575	127,575
Mid Cap Value Subaccount 45,864 Shares (Cost $1,253,849)	1,447,452	1,447,452

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 810 Shares (Cost $11,924)	13,896	13,896
Investors Growth Stock Subaccount 5,236 Shares (Cost $45,090)	54,614	54,614
Mid Cap Growth Subaccount 25,849 Shares (Cost $178,501)	184,301	184,301
Total Return Subaccount 5,550 Shares (Cost $109,651)	120,272	120,272

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 142,883 Shares (Cost $1,807,387)	1,704,599	1,704,599
Total Return Subaccount 155,822 Shares (Cost $1,590,378)	1,576,923	1,576,923
Global Bond Subaccount 9,855 Shares (Cost $121,232)	118,847	118,847
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2006

		Contract owners’ equity
	Assets
		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Royce Capital Fund:
Micro-Cap Subaccount 11,753 Shares (Cost $157,477)	$169,246	$169,246
Small-Cap Subaccount 30,063 Shares (Cost $274,421)	320,776	320,776

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 2,529 Shares (Cost $91,009)	107,035	107,035

Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount 16,531 Shares (Cost $278,582)	309,465	309,465
Franklin Income Securities Subaccount 1,279 Shares (Cost $19,665)	22,203	22,203

Legg Mason Partners Variable Portfolios I, Inc.:
All Cap Subaccount 4,568 Shares (Cost $87,423)	89,173	89,173

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 29,074 Shares (Cost $488,410)	504,435	504,435

Totals	$30,449,136	$30,449,136

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2006

	Ohio National Fund, Inc.

		Money				Capital
	Equity	Market	Bond	Omni	International	Appreciation	Millennium
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(e)

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$70,961	$44,017	$550	$5,965	$7,030	$0
Risk and administrative expense (note 2)	(20,553)	(20,545)	(12,836)	(522)	(38,832)	(16,795)	(296)

Net investment activity	(20,553)	50,416	31,181	28	(32,867)	(9,765)	(296)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	15,913	0	(547)	761	34,994	5,857	(5)
Unrealized gain (loss)	125,725	0	2,108	3,655	456,273	174,719	1,735

Net gain (loss) on investments	141,638	0	1,561	4,416	491,267	180,576	1,730

Net increase (decrease) in contract owners’ equity from operations	$121,085	$50,416	$32,742	$4,444	$458,400	$170,811	$1,434

	Ohio National Fund, Inc.

	International	Small Cap	Mid Cap	S&P 500		High Income	Capital
	Small Co.	Growth	Opportunity	Index	Blue Chip	Bond	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$142	$0	$0	$1,344	$603	$0	$0
Risk and administrative expense (note 2)	(1,068)	(340)	(676)	(2,611)	(1,151)	(1,807)	(14)

Net investment activity	(926)	(340)	(676)	(1,267)	(548)	(1,807)	(14)

Reinvested capital gains	3,089	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,827	389	1,647	29,248	16,004	203	0
Unrealized gain (loss)	11,830	5,352	3,444	(1,901)	(4,337)	14,130	304

Net gain (loss) on investments	15,657	5,741	5,091	27,347	11,667	14,333	304

Net increase (decrease) in contract owners’ equity from operations	$17,820	$5,401	$4,415	$26,080	$11,119	$12,526	$290

(e)	Formerly known as Discovery Subaccount.
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2006

	Ohio National Fund, Inc.

								Target
	Nasdaq-100		Bryton					Equity/
	Index	Bristol	Growth	U.S. Equity	Balanced	Covered Call	Target VIP	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$2,662	$0	$2,815	$1,494	$0	$16	$83
Risk and administrative expense (note 2)	(4,926)	(7,433)	(3,980)	(8,335)	(1,324)	(329)	(1,224)	(148)

Net investment activity	(4,926)	(4,771)	(3,980)	(5,520)	170	(329)	(1,208)	(65)

Reinvested capital gains	0	0	3,457	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	13,922	1,707	4,865	2,029	29	16	56	4
Unrealized gain (loss)	21,101	83,553	39,504	36,243	7,007	1,540	10,940	942

Net gain (loss) on investments	35,023	85,260	44,369	38,272	7,036	1,556	10,996	946

Net increase (decrease) in contract owners’ equity from operations	$30,097	$80,489	$43,846	$32,752	$7,206	$1,227	$9,788	$881

	Wells Fargo
	Advantage	Van Kampen Universal
	Variable Trust	Institutional Funds — Class II			Goldman Sachs Variable Insurance Trust
	Funds
		Core Plus	U.S. Real	International	Growth &	Structured	Capital
	Opportunity	Fixed Income	Estate	Growth Equity	Income	U.S. Equity	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(d)	Subaccount

	2006	2006	2006	2006(c)	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$2,044	$6,973	$21	$27,069	$9,350	$117
Risk and administrative expense (note 2)	(631)	(717)	(10,220)	(16)	(15,089)	(9,628)	(1,979)

Net investment activity	(631)	1,327	(3,247)	5	11,980	(278)	(1,862)

Reinvested capital gains	5,153	278	47,833	0	65,055	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,124	(15)	18,847	0	7,615	3,444	28,285
Unrealized gain (loss)	(2,194)	(512)	165,710	559	133,965	77,418	(10,467)

Net gain (loss) on investments	(70)	(527)	184,557	559	141,580	80,862	17,818

Net increase (decrease) in contract owners’ equity from operations	$4,452	$1,078	$229,143	$564	$218,615	$80,584	$15,956

(c)	Period from May 1, 2006, date of commencement of operations.
(d) Formerly known as Core U.S. Equity Subaccount.
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2006

	Lazard Retirement		The Prudential Series		UBS Series
	Series, Inc.		Fund, Inc.		Trust — Class I

	Emerging		Jennison
	Markets	Small Cap	20/20 Focus	Jennison	U.S. Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$1,349	$0	$0	$0	$469
Risk and administrative expense (note 2)	(3,709)	(3,163)	(3,489)	(494)	(270)

Net investment activity	(2,360)	(3,163)	(3,489)	(494)	199

Reinvested capital gains	17,696	18,821	12,635	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	7,836	6,129	1,289	219	74
Unrealized gain (loss)	46,051	10,205	20,646	336	1,515

Net gain (loss) on investments	53,887	16,334	21,935	555	1,589

Net increase (decrease) in contract owners’ equity from operations	$69,223	$31,992	$31,081	$61	$1,788

	Fidelity Variable Insurance Products Fund —
	Service Class 2				Janus Aspen Series — Service Shares

				VIP
	VIP	VIP	VIP	Equity-	Worldwide		International
	Mid-Cap	Contrafund	Growth	Income	Growth	Balanced	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$1,081	$6,700	$485	$8,638	$244	$698	$5,515
Risk and administrative expense (note 2)	(8,227)	(8,003)	(3,007)	(1,361)	(205)	(339)	(2,890)

Net investment activity	(7,146)	(1,303)	(2,522)	7,277	39	359	2,625

Reinvested capital gains	72,058	56,451	0	41,280	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	31,912	79,743	17,469	584	27	15	4,474
Unrealized gain (loss)	(21,059)	(68,508)	1,366	(24,332)	2,257	2,699	96,325

Net gain (loss) on investments	10,853	11,235	18,835	(23,748)	2,284	2,714	100,799

Net increase (decrease) in contract owners’ equity from operations	$75,765	$66,383	$16,313	$24,809	$2,323	$3,073	$103,424

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2006

	J.P. Morgan Series Trust II		MFS Variable Insurance Trust — Service Class

	Small	Mid Cap	New	Investors	Mid Cap	Total
	Company	Value	Discovery	Growth Stock	Growth	Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$6,005	$0	$0	$0	$3,139
Risk and administrative expense (note 2)	(1,253)	(15,160)	(160)	(724)	(405)	(2,042)

Net investment activity	(1,253)	(9,155)	(160)	(724)	(405)	1,097

Reinvested capital gains	2,083	24,264	187	0	0	4,601

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,274	4,816	22	96	28	3,292
Unrealized gain (loss)	10,365	138,234	1,477	3,633	5,800	5,360

Net gain (loss) on investments	11,639	143,050	1,499	3,729	5,828	8,652

Net increase (decrease) in contract owners’ equity from operations	$12,469	$158,159	$1,526	$3,005	$5,423	$14,350

						Dreyfus
						Variable
						Investment
	PIMCO Variable Insurance Trust —					Fund —
	Administrative Shares			Royce Capital Fund		Service Shares

	Real	Total	Global
	Return	Return	Bond	Micro-Cap	Small-Cap	Appreciation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$62,392	$26,788	$2,415	$269	$179	$809
Risk and administrative expense (note 2)	(20,093)	(7,771)	(1,010)	(1,310)	(3,383)	(1,016)

Net investment activity	42,299	19,017	1,405	(1,041)	(3,204)	(207)

Reinvested capital gains	46,192	6,770	0	8,195	13,325	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(4,171)	(1,154)	(870)	2,271	2,986	118
Unrealized gain (loss)	(88,308)	(6,643)	1,249	5,958	20,265	11,214

Net gain (loss) on investments	(92,479)	(7,797)	379	8,229	23,251	11,332

Net increase (decrease) in contract owners’ equity from operations	$(3,988)	$17,990	$1,784	$15,383	$33,372	$11,125

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2006

				Neuberger
				Berman
	Franklin Templeton Variable		Legg Mason	Advisers
	Insurance Products Trust —		Partners Variable	Management
	Class 2		Portfolios I, Inc.	Trust — S Class

	Templeton	Franklin
	Foreign	Income
	Securities	Securities	All Cap	AMT Regency	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts

	2006	2006	2006	2006(c)	2006

Investment activity:
Reinvested dividends	$2,093	$731	$1,125	$482	$314,862
Risk and administrative expense (note 2)	(2,321)	(281)	(447)	(930)	(277,488)

Net investment activity	(228)	450	678	(448)	37,374

Reinvested capital gains	0	98	2,962	6,682	459,165

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	331	13	8	306	350,356
Unrealized gain (loss)	30,690	2,548	1,750	16,024	1,585,463

Net gain (loss) on investments	31,021	2,561	1,758	16,330	1,935,819

Net increase (decrease) in contract owners’ equity from operations	$30,793	$3,109	$5,398	$22,564	$2,432,358

(c)	Period from May 1, 2006, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(20,553)	$(10,246)	$50,416	$11,713	$31,181	$18,829	$28	$(4)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	15,913	6,040	0	(13)	(547)	820	761	142
Unrealized gain (loss)	125,725	69,799	0	0	2,108	(23,038)	3,655	2,358

Net increase (decrease) in contract owners’ equity from operations	121,085	65,593	50,416	11,700	32,742	(3,389)	4,444	2,496

Equity transactions:
Contract purchase payments (note 1)	510,463	518,992	547,481	290,315	358,872	260,621	8,530	7,047
Extra credit fund deposit (note 1)	2,698	1,772	1,560	1,037	2,647	1,906	120	1
Transfers (to) and from other subaccounts	52,884	12,720	(11,173)	(113,002)	44,209	15,529	75	(7,856)
Transfers (to) and from fixed dollar contract	235,542	138,081	1,195,818	45,429	109,756	148,317	(4,689)	9,076
Withdrawals and surrenders	(98,799)	(30,130)	(143,808)	(146,818)	(2,783)	(6,672)	0	0
Surrender charge (note 2)	(2,168)	(1,830)	(8,945)	(330)	0	(404)	0	0
Annual contract charges (note 2)	(5,242)	(1,308)	(2,550)	(804)	(3,401)	(1,036)	(226)	(111)
Annuity and death benefit payments	(4,259)	(695)	(8,694)	(888)	(4,322)	(893)	0	0

Net equity transactions	691,119	637,602	1,569,689	74,939	504,978	417,368	3,810	8,157

Net change in contract owners’ equity	812,204	703,195	1,620,105	86,639	537,720	413,979	8,254	10,653
Contract owners’ equity:
Beginning of period	1,215,810	512,615	795,562	708,923	670,790	256,811	35,729	25,076

End of period	$2,028,014	$1,215,810	$2,415,667	$795,562	$1,208,510	$670,790	$43,983	$35,729

Change in units:
Beginning units	102,287	45,129	69,439	62,816	49,119	18,624	4,457	3,377

Units purchased	73,206	62,222	167,429	51,691	39,253	32,460	1,128	2,175
Units redeemed	(13,595)	(5,064)	(33,196)	(45,068)	(2,670)	(1,965)	(676)	(1,095)

Ending units	161,898	102,287	203,672	69,439	85,702	49,119	4,909	4,457

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	International		Capital Appreciation		Millennium	International Small Co.
	Subaccount		Subaccount		Subaccount(e)	Subaccount

	2006	2005	2006	2005	2006	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(32,867)	$(13,102)	$(9,765)	$(578)	$(296)	$(926)	$(354)
Reinvested capital gains	0	0	0	0	0	3,089	0
Realized gain (loss)	34,994	10,971	5,857	239	(5)	3,827	1,123
Unrealized gain (loss)	456,273	140,351	174,719	30,347	1,735	11,830	10,553

Net increase (decrease) in contract owners’ equity from operations	458,400	138,220	170,811	30,008	1,434	17,820	11,322

Equity transactions:
Contract purchase payments (note 1)	1,261,012	830,161	427,440	410,147	0	47,998	20,000
Extra credit fund deposit (note 1)	9,450	6,327	4,617	3,176	0	0	0
Transfers (to) and from other subaccounts	(64,600)	(22,642)	(1,548)	23,487	0	(11,526)	(11,530)
Transfers (to) and from fixed dollar contract	640,209	478,879	262,740	230,203	51,490	13,295	6,651
Withdrawals and surrenders	(30,983)	(63,979)	(907)	0	0	0	0
Surrender charge (note 2)	(23)	(3,895)	0	0	0	0	0
Annual contract charges (note 2)	(9,649)	(2,081)	(4,362)	(597)	0	(373)	(217)
Annuity and death benefit payments	(15,591)	(2,574)	(7,773)	(1,390)	0	0	0

Net equity transactions	1,789,825	1,220,196	680,207	665,026	51,490	49,394	14,904

Net change in contract owners’ equity	2,248,225	1,358,416	851,018	695,034	52,924	67,214	26,226
Contract owners’ equity:
Beginning of period	1,886,328	527,912	757,181	62,147	0	58,990	32,764

End of period	$4,134,553	$1,886,328	$1,608,199	$757,181	$52,924	$126,204	$58,990

Change in units:
Beginning units	186,377	56,276	44,421	3,785	0	4,224	2,985

Units purchased	180,128	144,019	40,295	41,089	6,858	3,908	2,300
Units redeemed	(19,708)	(13,918)	(2,510)	(453)	0	(880)	(1,061)

Ending units	346,797	186,377	82,206	44,421	6,858	7,252	4,224

(e)	Formerly known as Discovery Subaccount.
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Small Cap Growth		Mid Cap Opportunity		S&P 500 Index		Blue Chip
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(340)	$(307)	$(676)	$(581)	$(1,267)	$(891)	$(548)	$(689)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	389	158	1,647	374	29,248	832	16,004	464
Unrealized gain (loss)	5,352	1,255	3,444	4,403	(1,901)	12,158	(4,337)	5,815

Net increase (decrease) in contract owners’ equity from operations	5,401	1,106	4,415	4,196	26,080	12,099	11,119	5,590

Equity transactions:
Contract purchase payments (note 1)	0	0	7,780	10,510	0	51,625	0	0
Extra credit fund deposit (note 1)	0	0	90	1	0	0	0	0
Transfers (to) and from other subaccounts	(732)	(529)	869	(7,596)	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	(4,971)	7,976	0	0	38,347	0
Withdrawals and surrenders	0	0	0	0	(217,267)	0	(141,498)	0
Surrender charge (note 2)	0	0	0	0	0	0	0	0
Annual contract charges (note 2)	(98)	(98)	(204)	(102)	(452)	(154)	(15)	(15)
Annuity and death benefit payments	0	0	0	0	(23,961)	0	(15,650)	0

Net equity transactions	(830)	(627)	3,564	10,789	(241,680)	51,471	(118,816)	(15)

Net change in contract owners’ equity	4,571	479	7,979	14,985	(215,600)	63,570	(107,697)	5,575
Contract owners’ equity:
Beginning of period	23,059	22,580	47,080	32,095	342,897	279,327	175,330	169,755

End of period	$27,630	$23,059	$55,059	$47,080	$127,297	$342,897	$67,633	$175,330

Change in units:
Beginning units	4,329	4,452	3,172	2,346	30,265	25,401	15,869	15,870

Units purchased	46	0	650	1,407	0	4,878	3,294	0
Units redeemed	(187)	(123)	(391)	(581)	(20,384)	(14)	(13,828)	(1)

Ending units	4,188	4,329	3,431	3,172	9,881	30,265	5,335	15,869

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	High Income Bond		Capital Growth	Nasdaq-100 Index		Bristol		Bryton Growth
	Subaccount		Subaccount	Subaccount		Subaccount		Subaccount

	2006	2005	2006	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,807)	$2,704	$(14)	$(4,926)	$(3,023)	$(4,771)	$(1,584)	$(3,980)	$(831)
Reinvested capital gains	0	0	0	0	0	0	0	3,457	0
Realized gain (loss)	203	68	0	13,922	(56)	1,707	71	4,865	208
Unrealized gain (loss)	14,130	(1,693)	304	21,101	9,892	83,553	14,247	39,504	8,517

Net increase (decrease) in contract owners’ equity from operations	12,526	1,079	290	30,097	6,813	80,489	12,734	43,846	7,894

Equity transactions:
Contract purchase payments (note 1)	143,203	12,119	0	108,809	104,482	335,679	181,638	225,180	102,503
Extra credit fund deposits (note 1)	60	79	0	1,222	866	2,022	1,443	1,221	786
Transfers (to) and from other subaccounts	626	1,551	0	24,825	8,913	7,410	13,671	15,669	4,357
Transfers (to) and from fixed dollar contract	18,819	8,876	5,447	78,870	60,601	134,497	98,586	70,566	53,172
Withdrawals and surrenders	(1,963)	0	0	(141,290)	0	(1,568)	0	(1,117)	0
Surrender charge (note 2)	0	0	0	0	0	0	0	0	0
Annual contract charges (note 2)	(270)	(143)	0	(1,083)	(129)	(1,761)	(134)	(991)	(72)
Annuity and death benefit payments	(659)	(110)	0	(17,650)	(385)	(3,647)	(633)	(1,993)	(266)

Net equity transactions	159,816	22,372	5,447	53,703	174,348	472,632	294,571	308,535	160,480

Net change in contract owners’ equity	172,342	23,451	5,737	83,800	181,161	553,121	307,305	352,381	168,374
Contract owners’ equity:
Beginning of period	76,169	52,718	0	338,591	157,430	307,305	0	168,374	0

End of period	$248,511	$76,169	$5,737	$422,391	$338,591	$860,426	$307,305	$520,755	$168,374

Change in units:
Beginning units	5,904	4,150	0	86,415	40,195	25,396	0	16,936	0

Units purchased	11,985	1,781	270	55,965	46,850	37,606	25,690	30,842	17,340
Units redeemed	(316)	(27)	0	(39,843)	(630)	(1,166)	(294)	(2,396)	(404)

Ending units	17,573	5,904	270	102,537	86,415	61,836	25,396	45,382	16,936

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

								Target
	U.S. Equity		Balanced	Covered Call		Target VIP		Equity/Income
	Subaccount		Subaccount	Subaccount		Subaccount		Subaccount

	2006	2005	2006	2006	2005	2006	2005(b)	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(5,520)	$(4,509)	$170	$(329)	$(171)	$(1,208)	$(53)	$(65)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	2,029	543	29	16	8	56	0	4
Unrealized gain (loss)	36,243	34,857	7,007	1,540	534	10,940	(88)	942

Net increase (decrease) in contract owners’ equity from operations	32,752	30,891	7,206	1,227	371	9,788	(141)	881

Equity transactions:
Contract purchase payments (note 1)	534,792	254,092	123,227	0	4,783	12,500	42,838	12,500
Extra credit fund deposits (note 1)	4,929	1,298	4,929	0	0	0	1,713	0
Transfers (to) and from other subaccounts	3,523	241	0	0	0	935	0	0
Transfers (to) and from fixed dollar contract	4,845	0	0	27,877	0	82,943	0	0
Withdrawals and surrenders	(5,000)	(5,000)	0	0	0	0	0	0
Surrender charge (note 2)	0	0	0	0	0	0	0	0
Annual contract charges (note 2)	(1,646)	(600)	0	0	0	(279)	0	0
Annuity and death benefit payments	0	0	0	0	0	(2,309)	0	0

Net equity transactions	541,443	250,031	128,156	27,877	4,783	93,790	44,551	12,500

Net change in contract owners’ equity	574,195	280,922	135,362	29,104	5,154	103,578	44,410	13,381
Contract owners’ equity:
Beginning of period	407,557	126,635	0	13,691	8,537	44,410	0	0

End of period	$981,752	$407,557	$135,362	$42,795	$13,691	$147,988	$44,410	$13,381

Change in units:
Beginning units	32,763	10,914	0	1,266	802	4,389	0	0

Units purchased	41,989	22,359	10,591	2,585	464	9,247	4,389	1,227
Units redeemed	(607)	(510)	0	0	0	(246)	0	0

Ending units	74,145	32,763	10,591	3,851	1,266	13,390	4,389	1,227

(b)	Period from November 2, 2005, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

	Wells Fargo Advantage
	Variable Trust Funds
	(note 3)		Van Kampen Universal Institutional Funds — Class II

							International
			Core Plus Fixed		U.S. Real Estate		Growth Equity
	Opportunity Subaccount		Income Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006(c)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(631)	$(600)	$1,327	$1,063	$(3,247)	$(518)	$5
Reinvested capital gains	5,153	0	278	367	47,833	6,983	0
Realized gain (loss)	2,124	149	(15)	(4)	18,847	4,830	0
Unrealized gain (loss)	(2,194)	3,198	(512)	(246)	165,710	33,182	559

Net increase (decrease) in contract owners’ equity from operations	4,452	2,747	1,078	1,180	229,143	44,477	564

Equity transactions:
Contract purchase payments (note 1)	0	0	8,195	9,563	352,085	229,147	15,000
Extra credit fund deposits (note 1)	0	0	0	0	2,144	1,415	0
Transfers (to) and from other subaccounts	(10,877)	0	0	0	(85,485)	11,372	0
Transfers (to) and from fixed dollar contract	0	0	0	0	138,209	111,442	0
Withdrawals and surrenders	0	0	0	0	(14,385)	(12,752)	0
Surrender charge (note 2)	0	0	0	0	0	(689)	0
Annual contract charges (note 2)	(268)	(250)	(27)	(29)	(2,763)	(590)	0
Annuity and death benefit payments	0	0	0	0	(3,610)	(567)	0

Net equity transactions	(11,145)	(250)	8,168	9,534	386,195	338,778	15,000

Net change in contract owners’ equity	(6,693)	2,497	9,246	10,714	615,338	383,255	15,564
Contract owners’ equity:
Beginning of period	45,666	43,169	50,987	40,273	497,425	114,170	0

End of period	$38,973	$45,666	$60,233	$50,987	$1,112,763	$497,425	$15,564

Change in units:
Beginning units	2,979	2,997	4,212	3,410	25,196	6,659	0

Units purchased	0	0	661	804	21,343	20,336	1,446
Units redeemed	(682)	(18)	(2)	(2)	(5,065)	(1,799)	0

Ending units	2,297	2,979	4,871	4,212	41,474	25,196	1,446

(c)	Period from May 1, 2006, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

							Lazard Retirement
	Goldman Sachs Variable Insurance Trust						Series, Inc.

	Growth & Income		Structured U.S. Equity		Capital Growth		Emerging Markets
	Subaccount		Subaccount(d)		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$11,980	$5,502	$(278)	$107	$(1,862)	$(3,238)	$(2,360)	$(1,537)
Reinvested capital gains	65,055	0	0	0	0	0	17,696	5,779
Realized gain (loss)	7,615	230	3,444	1,544	28,285	372	7,836	4,691
Unrealized gain (loss)	133,965	3,973	77,418	20,514	(10,467)	6,941	46,051	42,759

Net increase (decrease) in contract owners’ equity from operations	218,615	9,705	80,584	22,165	15,956	4,075	69,223	51,692

Equity transactions:
Contract purchase payments (note 1)	772,146	360,961	215,072	216,704	45,280	7,316	104,912	28,064
Extra credit fund deposits (note 1)	3,424	2,283	2,443	1,741	90	19	0	0
Transfers (to) and from other subaccounts	(42,126)	42,740	(68)	7,611	1,919	(8,779)	7,001	12,309
Transfers (to) and from fixed dollar contract	269,024	177,785	163,415	122,521	(4,724)	8,938	24,606	2,158
Withdrawals and surrenders	(4,285)	(1,784)	(451)	(13,963)	(210,442)	(9,872)	(3,161)	0
Surrender charge (note 2)	0	0	0	(848)	0	(426)	(220)	0
Annual contract charges (note 2)	(3,923)	(413)	(2,336)	(407)	(273)	(167)	(498)	(105)
Annuity and death benefit payments	(5,979)	(968)	(4,257)	(724)	(23,674)	0	(206)	0

Net equity transactions	988,281	580,604	373,818	332,635	(191,824)	(2,971)	132,434	42,426

Net change in contract owners’ equity	1,206,896	590,309	454,402	354,800	(175,868)	1,104	201,657	94,118
Contract owners’ equity:
Beginning of period	653,108	62,799	451,677	96,877	270,736	269,632	208,714	114,596

End of period	$1,860,004	$653,108	$906,079	$451,677	$94,868	$270,736	$410,371	$208,714

Change in units:
Beginning units	65,614	6,467	39,909	8,992	25,344	25,626	10,450	7,966

Units purchased	96,136	60,271	34,110	32,754	4,301	1,802	6,867	3,414
Units redeemed	(7,788)	(1,124)	(2,111)	(1,837)	(21,350)	(2,084)	(1,284)	(930)

Ending units	153,962	65,614	71,908	39,909	8,295	25,344	16,033	10,450

(d)	Formerly known as Core U.S. Equity Subaccount.
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Lazard Retirement						UBS Series Trust —
	Series, Inc.		The Prudential Series Fund, Inc.				Class I

	Small Cap		Jennison 20/20 Focus		Jennison		U.S. Allocation
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,163)	$(2,604)	$(3,489)	$(2,022)	$(494)	$(537)	$199	$(15)
Reinvested capital gains	18,821	14,040	12,635	0	0	0	0	0
Realized gain (loss)	6,129	1,223	1,289	13,099	219	1,821	74	244
Unrealized gain (loss)	10,205	(8,168)	20,646	13,453	336	2,984	1,515	743

Net increase (decrease) in contract owners’ equity from operations	31,992	4,491	31,081	24,530	61	4,268	1,788	972

Equity transactions:
Contract purchase payments (note 1)	7,424	6,009	123,724	57,000	0	451	0	0
Extra credit fund deposits (note 1)	120	1	0	60	0	18	0	0
Transfers (to) and from other subaccounts	(52,478)	(3,030)	(222)	(32,922)	1,028	(4,777)	(57)	148
Transfers (to) and from fixed dollar contract	25,939	13,274	58,470	5,291	0	963	0	0
Withdrawals and surrenders	(525)	0	(742)	(31,179)	0	(9,492)	0	(1,365)
Surrender charge (note 2)	(33)	0	0	(1,897)	0	(577)	0	0
Annual contract charges (note 2)	(379)	(114)	(859)	(436)	(63)	(65)	(98)	(99)
Annuity and death benefit payments	0	0	0	0	0	0	0	0

Net equity transactions	(19,932)	16,140	180,371	(4,083)	965	(13,479)	(155)	(1,316)

Net change in contract owners’ equity	12,060	20,631	211,452	20,447	1,026	(9,211)	1,633	(344)
Contract owners’ equity:
Beginning of period	203,804	183,173	187,329	166,882	36,246	45,457	19,011	19,355

End of period	$215,864	$203,804	$398,781	$187,329	$37,272	$36,246	$20,644	$19,011

Change in units:
Beginning units	12,307	11,344	15,003	15,984	5,015	7,073	1,997	2,138

Units purchased	2,583	2,756	14,004	4,988	234	315	2	16
Units redeemed	(3,503)	(1,793)	(503)	(5,969)	(90)	(2,373)	(18)	(157)

Ending units	11,387	12,307	28,504	15,003	5,159	5,015	1,981	1,997

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Fidelity Variable Insurance Products Fund — Service Class 2

	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,146)	$(5,058)	$(1,303)	$(6,735)	$(2,522)	$(3,115)	$7,277	$8
Reinvested capital gains	72,058	4,490	56,451	88	0	0	41,280	481
Realized gain (loss)	31,912	3,519	79,743	12,107	17,469	(733)	584	13
Unrealized gain (loss)	(21,059)	61,494	(68,508)	73,107	1,366	14,500	(24,332)	54

Net increase (decrease) in contract owners’ equity from operations	75,765	64,445	66,383	78,567	16,313	10,652	24,809	556

Equity transactions:
Contract purchase payments (note 1)	197,556	184,562	211,363	82,245	0	10,000	528,060	0
Extra credit fund deposits (note 1)	1,202	866	0	685	0	0	68	0
Transfers (to) and from other subaccounts	13,855	10,050	23,104	27,073	(7,560)	(48,846)	1,999	10
Transfers (to) and from fixed dollar contract	75,427	59,152	149,172	(25,622)	38,789	3,668	64,473	0
Withdrawals and surrenders	(189,963)	0	(351,934)	0	(136,190)	(850)	(15,499)	0
Surrender charge (note 2)	0	0	(1,075)	0	(51)	0	(865)	0
Annual contract charges (note 2)	(1,972)	(390)	(1,048)	(220)	(154)	(141)	(88)	(74)
Annuity and death benefit payments	(22,649)	(382)	(39,444)	0	(14,948)	0	(1,137)	0

Net equity transactions	73,456	253,858	(9,862)	84,161	(120,114)	(36,169)	577,011	(64)

Net change in contract owners’ equity	149,221	318,303	56,521	162,728	(103,801)	(25,517)	601,820	492
Contract owners’ equity:
Beginning of period	570,168	251,865	626,210	463,482	294,917	320,434	14,060	13,568

End of period	$719,389	$570,168	$682,731	$626,210	$191,116	$294,917	$615,880	$14,060

Change in units:
Beginning units	31,059	15,969	53,409	45,475	45,303	51,216	1,139	1,144

Units purchased	16,503	16,008	33,500	12,256	6,374	2,488	42,191	1
Units redeemed	(12,211)	(918)	(33,924)	(4,322)	(23,745)	(8,401)	(1,377)	(6)

Ending units	35,351	31,059	52,985	53,409	27,932	45,303	41,953	1,139

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N
 Statements of Changes in Contract Owners’ Equity
For the Periods Ended December 31, 2006 and 2005

							J.P. Morgan Series
	Janus Aspen Series — Service Shares						Trust II

	Worldwide Growth		Balanced		International Growth		Small Company
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$39	$(9)	$359	$51	$2,625	$11	$(1,253)	$(752)
Reinvested capital gains	0	0	0	0	0	0	2,083	6,190
Realized gain (loss)	27	8	15	2	4,474	667	1,274	1,161
Unrealized gain (loss)	2,257	732	2,699	190	96,325	11,297	10,365	(4,503)

Net increase (decrease) in contract owners’ equity from operations	2,323	731	3,073	243	103,424	11,975	12,469	2,096

Equity transactions:
Contract purchase payments (note 1)	0	4,783	0	0	633,729	28,078	26,167	14,327
Extra credit fund deposits (note 1)	0	0	0	0	87	0	188	44
Transfers (to) and from other subaccounts	0	0	26,949	0	(5,648)	(3,732)	2,514	(6,192)
Transfers (to) and from fixed dollar contract	0	0	0	6,375	83,908	9,977	24,219	13,450
Withdrawals and surrenders	0	0	0	0	(3,355)	0	0	(6,972)
Surrender charge (note 2)	0	0	0	0	0	0	0	(423)
Annual contract charges (note 2)	0	0	(14)	(3)	(365)	(5)	(365)	(183)
Annuity and death benefit payments	0	0	0	0	(424)	0	(135)	0

Net equity transactions	0	4,783	26,935	6,372	707,932	34,318	52,588	14,051

Net change in contract owners’ equity	2,323	5,514	30,008	6,615	811,356	46,293	65,057	16,147
Contract owners’ equity:
Beginning of period	14,241	8,727	7,702	1,087	57,391	11,098	62,518	46,371

End of period	$16,564	$14,241	$37,710	$7,702	$868,747	$57,391	$127,575	$62,518

Change in units:
Beginning units	2,438	1,556	722	108	6,521	1,641	5,012	3,792

Units purchased	0	882	2,525	614	63,317	5,358	4,679	2,804
Units redeemed	0	0	(1)	0	(2,070)	(478)	(673)	(1,584)

Ending units	2,438	2,438	3,246	722	67,768	6,521	9,018	5,012

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	J.P. Morgan Series
	Trust II		MFS Variable Insurance Trust — Service Class

	Mid Cap Value		New Discovery		Investors Growth		Mid Cap Growth	Total Return
	Subaccount		Subaccount		Stock Subaccount		Subaccount	Subaccount

	2006	2005	2006	2005	2006	2005	2006	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,155)	$(4,650)	$(160)	$(152)	$(724)	$(601)	$(405)	$1,097	$(258)
Reinvested capital gains	24,264	4,447	187	0	0	0	0	4,601	2,303
Realized gain (loss)	4,816	5,220	22	(159)	96	151	28	3,292	205
Unrealized gain (loss)	138,234	25,703	1,477	469	3,633	2,343	5,800	5,360	(1,483)

Net increase (decrease) in contract owners’ equity from operations	158,159	30,720	1,526	158	3,005	1,893	5,423	14,350	767

Equity transactions:
Contract purchase payments (note 1)	358,974	304,641	2,500	0	0	9,564	142,961	0	0
Extra credit fund deposits (note 1)	3,384	2,627	0	0	0	0	19	0	0
Transfers (to) and from other subaccounts	(5,603)	9,951	(79)	(3,420)	121	458	750	399	6,797
Transfers (to) and from fixed dollar contract	242,945	179,350	0	0	0	0	36,345	0	83,562
Withdrawals and surrenders	(610)	(25,333)	0	0	0	(995)	(1,109)	(36,185)	0
Surrender charge (note 2)	0	(1,537)	0	0	0	0	0	0	0
Annual contract charges (note 2)	(3,843)	(891)	(5)	(4)	(120)	(115)	0	(512)	(224)
Annuity and death benefit payments	(6,608)	(895)	0	0	0	0	(88)	0	0

Net equity transactions	588,639	467,913	2,416	(3,424)	1	8,912	178,878	(36,298)	90,135

Net change in contract owners’ equity	746,798	498,633	3,942	(3,266)	3,006	10,805	184,301	(21,948)	90,902
Contract owners’ equity:
Beginning of period	700,654	202,021	9,954	13,220	51,608	40,803	0	142,220	51,318

End of period	$1,447,452	$700,654	$13,896	$9,954	$54,614	$51,608	$184,301	$120,272	$142,220

Change in units:
Beginning units	39,132	12,153	898	1,235	5,061	4,113	0	11,724	4,281

Units purchased	33,451	30,011	234	0	12	1,058	19,117	32	8,023
Units redeemed	(2,428)	(3,032)	(7)	(337)	(12)	(110)	(125)	(2,750)	(580)

Ending units	70,155	39,132	1,125	898	5,061	5,061	18,992	9,006	11,724

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	PIMCO Variable Insurance Trust — Administrative Shares						Royce Capital Fund

	Real Return		Total Return		Global Bond		Micro-Cap
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$42,299	$9,444	$19,017	$6,634	$1,405	$533	$(1,041)	$(314)
Reinvested capital gains	46,192	10,900	6,770	5,659	0	881	8,195	770
Realized gain (loss)	(4,171)	(584)	(1,154)	482	(870)	(43)	2,271	1,509
Unrealized gain (loss)	(88,308)	(16,869)	(6,643)	(9,804)	1,249	(4,746)	5,958	4,271

Net increase (decrease) in contract owners’ equity from operations	(3,988)	2,891	17,990	2,971	1,784	(3,375)	15,383	6,236

Equity transactions:
Contract purchase payments (note 1)	415,374	494,625	1,107,490	127,199	40,176	20,000	111,517	625
Extra credit fund deposits (note 1)	4,661	3,309	106	60	0	0	10	25
Transfers (to) and from other subaccounts	67,067	47,529	(17,805)	14,665	(12,813)	(5,751)	(2,657)	18,236
Transfers (to) and from fixed dollar contract	248,829	228,822	71,093	(4,565)	28,387	17,254	5,286	0
Withdrawals and surrenders	(20,344)	0	(10,523)	(8,260)	0	0	(9,431)	(7,150)
Surrender charge (note 2)	0	0	0	(405)	0	0	0	(435)
Annual contract charges (note 2)	(5,029)	(776)	(1,579)	(704)	(300)	(111)	(314)	(193)
Annuity and death benefit payments	(7,859)	(1,549)	(1,086)	0	0	0	(391)	0

Net equity transactions	702,699	771,960	1,147,696	127,990	55,450	31,392	104,020	11,108

Net change in contract owners’ equity	698,711	774,851	1,165,686	130,961	57,234	28,017	119,403	17,344
Contract owners’ equity:
Beginning of period	1,005,888	231,037	411,237	280,276	61,613	33,596	49,843	32,499

End of period	$1,704,599	$1,005,888	$1,576,923	$411,237	$118,847	$61,613	$169,246	$49,843

Change in units:
Beginning units	81,261	18,794	36,454	25,104	5,090	2,556	2,747	1,972

Units purchased	67,014	66,552	105,013	15,943	6,003	3,345	6,174	1,770
Units redeemed	(9,636)	(4,085)	(5,846)	(4,593)	(1,581)	(811)	(1,109)	(995)

Ending units	138,639	81,261	135,621	36,454	9,512	5,090	7,812	2,747

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

			Dreyfus Variable
			Investment Fund —		Franklin Templeton Variable
	Royce Capital Fund		Service Shares		Insurance Products Trust — Class 2

					Templeton Foreign		Franklin Income
	Small-Cap		Appreciation		Securities		Securities
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005(a)	2006	2005(a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,204)	$(2,460)	$(207)	$(730)	$(228)	$(22)	$450	$(43)
Reinvested capital gains	13,325	2,091	0	0	0	0	98	0
Realized gain (loss)	2,986	3,548	118	272	331	0	13	0
Unrealized gain (loss)	20,265	10,322	11,214	1,835	30,690	194	2,548	(10)

Net increase (decrease) in contract owners’ equity from operations	33,372	13,501	11,125	1,377	30,793	172	3,109	(53)

Equity transactions:
Contract purchase payments (note 1)	27,415	30,640	7,750	3,575	185,390	45,567	0	0
Extra credit fund deposits (note 1)	0	373	10	43	2,465	343	0	0
Transfers (to) and from other subaccounts	33,503	(3,583)	(123)	(5,231)	(3,023)	0	2,172	0
Transfers (to) and from fixed dollar contract	27,507	7,332	33,907	1,888	50,313	0	0	16,998
Withdrawals and surrenders	0	(13,823)	0	0	(1,102)	0	0	0
Surrender charge (note 2)	0	(839)	0	0	0	0	0	0
Annual contract charges (note 2)	(609)	(339)	(229)	(182)	(349)	0	(23)	0
Annuity and death benefit payments	(477)	0	0	0	(1,104)	0	0	0

Net equity transactions	87,339	19,761	41,315	93	232,590	45,910	2,149	16,998

Net change in contract owners’ equity	120,711	33,262	52,440	1,470	263,383	46,082	5,258	16,945
Contract owners’ equity:
Beginning of period	200,065	166,803	54,595	53,125	46,082	0	16,945	0

End of period	$320,776	$200,065	$107,035	$54,595	$309,465	$46,082	$22,203	$16,945

Change in units:
Beginning units	10,867	9,700	4,400	4,397	4,122	0	1,635	0

Units purchased	5,054	2,892	3,344	565	19,452	4,122	204	1,635
Units redeemed	(634)	(1,725)	(216)	(562)	(465)	0	(2)	0

Ending units	15,287	10,867	7,528	4,400	23,109	4,122	1,837	1,635

(a)	Period from May 2, 2005, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

		Neuberger
	Legg Mason	Berman
	Partners	Advisers
	Variable	Management
	Portfolios I, Inc.	Trust — S Class

		AMT
	All Cap	Regency	Total
	Subaccount	Subaccount	Subaccounts

	2006	2006(c)	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$678	$(448)	$37,374	$(16,294)
Reinvested capital gains	2,962	6,682	459,165	65,469
Realized gain (loss)	8	306	350,356	77,536
Unrealized gain (loss)	1,750	16,024	1,585,463	608,696

Net increase (decrease) in contract owners’ equity from operations	5,398	22,564	2,432,358	735,407

Equity transactions:
Contract purchase payments (note 1)	83,750	439,504	10,828,980	5,377,519
Extra credit fund deposits (note 1)	0	68	56,054	34,317
Transfers (to) and from other subaccounts	25	2,772	0	0
Transfers (to) and from fixed dollar contract	0	42,819	4,859,759	2,325,860
Withdrawals and surrenders	0	(2,963)	(1,800,182)	(396,389)
Surrender charge (note 2)	0	0	(13,380)	(14,535)
Annual contract charges (note 2)	0	0	(61,007)	(14,831)
Annuity and death benefit payments	0	(329)	(240,913)	(12,919)

Net equity transactions	83,775	481,871	13,629,311	7,299,022

Net change in contract owners’ equity	89,173	504,435	16,061,669	8,034,429
Contract owners’ equity:
Beginning of period	0	0	14,387,467	6,353,038

End of period	$89,173	$504,435	$30,449,136	$14,387,467

Change in units:
Beginning units	0	0	1,244,048	600,984

Units purchased	4,580	49,850	1,388,812	764,897
Units redeemed	0	(323)	(294,130)	(121,833)

Ending units	4,580	49,527	2,338,730	1,244,048

(c)	Period from May 1, 2006, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Notes to Financial Statements	December 31, 2006
(1) Basis of Presentation and Summary of Significant Accounting Policies

National Security Variable Account N (the Account) is a separate account of National Security Life and Annuity Company (“NSLA”) and all obligations arising under variable annuity contracts are general corporate obligations of NSLA. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account commenced operations on March 18, 2003.

Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Wells Fargo Advantage Variable Trust Funds, Van Kampen Universal Institutional Funds, Inc. — Class II, Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., The Prudential Series Fund, Inc., UBS Series Trust — Class I, Fidelity Variable Insurance Products — Fund Service Class 2, Janus Aspen Series — Service Shares, J. P. Morgan Series Trust II, MFS Variable Insurance Trust — Service Class, PIMCO Variable Insurance Trust — Administrative Shares, Royce Capital Fund, Dreyfus Variable Investment Fund — Service Shares, Franklin Templeton Variable Insurance Products Trust Class — 2, Legg Mason Partners Variable Portfolios I, Inc., and Neuberger Berman Advisers Management Trust — S Class (collectively, the “Funds”). The Funds are diversified open-end management investment companies. The Funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table. The assumed interest rate is 3.33 percent. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by NSLA. Such amounts are included in risk and administrative expense.

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2006. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of The Ohio National Life Insurance Company (“ONLIC”), performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. NSLA is a subsidiary of ONLIC. For these services, ONI received fees of approximately $14.6 million and $12.2 million for the years ended December 31, 2006 and 2005, respectively.

For certain products, NSLA credits an extra amount to the contract holder’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the accounts of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed account benefit.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds with similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

NSLA offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is conducted by an affiliate although other means of distributions may be utilized.

Certain 2005 amounts in the presentation of the Statement of Contract Owners’ Equity have been reclassified to conform to the 2006 presentation.

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

(2)	Risk & Administrative Expense and Contract Charges

Although variable annuity payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk under the contracts. NSLA charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

The table on the following page illustrates product and contract level charges by product:

	NScore Xtra	NScore Lite	NScore Premier	NScore Value

These basic charges are assessed through reduction of daily unit values:
Mortality and Expense Risk Fees	1.15%	1.15%	1.15%	0.65%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%
Total expenses	1.40%	1.40%	1.40%	0.90%
The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	$30	$30	$30	$30
Transfer Fee
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction	No deduction
Surrender Charges
A withdrawal charge may be assessed by NSLA when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	Ranges from 9% during the first year to 0% in the ninth year	Ranges from 7% during the first year to 0% in the fourth year	6% in the first year to 0% in the seventh year	6% in the first year to 0% in the seventh year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.5% to 5.0%	0.0% to 5.0%	0.5% to 5.0%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

	NScore Xtra	NScore Lite	NScore Premier	NScore Value

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider 80 Plus (“GMDBR80 Plus”)	0.25%	0.25%	0.25%	0.25%
Optional Guaranteed Minimum Death Benefit Rider 85 Plus (“GMDBR85 Plus”)	0.45%	0.45%	0.45%	0.45%
Annual Reset Death Benefit Rider (“ARDBR”)	0.60% to 1.20%	0.60% to 1.20%	0.60% to 1.20%	0.60% to 1.20%
Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%
Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB	0.45%	0.45%	0.45%	0.45%
GMIB Plus	0.50%	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset	0.50% to 1.00%	0.50% to 1.00%	0.50% to 1.00%	0.50% to 1.00%
GMIB Plus with Annual Reset	0.65% to 1.30%	0.65% to 1.30%	0.65% to 1.30%	0.65% to 1.30%
Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.	0.20%	0.20%	0.20%	0.20%
Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee	0.40%	0.40%	0.40%	0.40%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.
(3) Fund Mergers

Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. — Opportunity II had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds — Opportunity Fund.
(4) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of NSLA under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, NSLA does not provide income taxes within the Account.
(5) Financial Highlights

The following is a summary of accumulation units, value per unit, fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.:
Equity Subaccount
2006
NScore Xtra	42,329	$12.504004	$529,265	1.4%	5.20%	0.00%
NScore Lite	97,553	$12.504004	$1,219,805	1.4%	5.20%	0.00%
NScore Premier	14,303	$12.504004	$178,850	1.4%	5.20%	0.00%
NScore Value	7,713	$12.976550	$100,094	0.9%	17.19%	0.00%	8/4/06

	161,898		$2,028,014

2005
NScore Xtra	37,535	$11.886220	$446,157	1.4%	4.64%	0.00%
NScore Lite	59,590	$11.886220	$708,302	1.4%	4.64%	0.00%
NScore Premier	5,162	$11.886220	$61,351	1.4%	4.64%	0.00%

	102,287		$1,215,810

2004
NScore Xtra	32,415	$11.358762	$368,196	1.4%	10.88%	0.08%
NScore Lite	12,714	$11.358762	$144,419	1.4%	10.88%	0.08%

	45,129		$512,615

2003
NScore Xtra	9,995	$10.244290	$102,390	1.4%	42.36%	0.12%
NScore Lite	4,600	$10.244290	$47,124	1.4%	42.36%	0.12%

	14,595		$149,514

Money Market Subaccount
2006
NScore Xtra	132,517	$11.837926	$1,568,734	1.4%	3.32%	4.76%
NScore Lite	51,761	$11.837926	$612,739	1.4%	3.32%	4.76%
NScore Premier	10,501	$11.837926	$124,311	1.4%	3.32%	4.76%
NScore Value	8,893	$12.356324	$109,883	0.9%	1.66%	4.94%	8/4/06

	203,672		$2,415,667

2005
NScore Xtra	35,467	$11.457019	$406,336	1.4%	1.52%	2.92%
NScore Lite	32,879	$11.457019	$376,699	1.4%	1.52%	2.92%
NScore Premier	1,093	$11.457019	$12,527	1.4%	1.52%	2.92%

	69,439		$795,562

2004
NScore Xtra	36,511	$11.285650	$412,052	1.4%	-0.39%	1.26%
NScore Lite	26,305	$11.285650	$296,871	1.4%	-0.39%	1.26%

	62,816		$708,923

2003
NScore Xtra	2,445	$11.329626	$27,699	1.4%	-0.65%	0.66%
NScore Lite	1,209	$11.329626	$13,697	1.4%	-0.65%	0.66%

	3,654		$41,396

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bond Subaccount
2006
NScore Xtra	24,198	$14.066421	$340,389	1.4%	3.00%	4.52%
NScore Lite	47,981	$14.066421	$674,918	1.4%	3.00%	4.52%
NScore Premier	8,680	$14.066421	$122,096	1.4%	3.00%	4.52%
NScore Value	4,843	$14.682343	$71,107	0.9%	2.94%	20.12%	8/4/06

	85,702		$1,208,510

2005
NScore Xtra	16,478	$13.656320	$225,026	1.4%	-0.96%	5.88%
NScore Lite	30,797	$13.656320	$420,579	1.4%	-0.96%	5.88%
NScore Premier	1,844	$13.656320	$25,185	1.4%	-0.96%	5.88%

	49,119		$670,790

2004
NScore Xtra	9,082	$13.789373	$125,241	1.4%	4.42%	0.00%
NScore Lite	9,542	$13.789373	$131,570	1.4%	4.42%	0.00%

	18,624		$256,811

2003
NScore Xtra	3,705	$13.205450	$48,931	1.4%	8.94%	10.94%
NScore Lite	283	$13.205450	$3,734	1.4%	8.94%	10.94%

	3,988		$52,665

Omni Subaccount
2006
NScore Xtra	1,788	$8.959519	$16,023	1.4%	11.76%	1.46%
NScore Lite	3,121	$8.959519	$27,960	1.4%	11.76%	1.46%

	4,909		$43,983

2005
NScore Xtra	1,992	$8.017060	$15,966	1.4%	7.98%	1.37%
NScore Lite	2,465	$8.017060	$19,763	1.4%	7.98%	1.37%

	4,457		$35,729

2004
NScore Xtra	1,399	$7.424696	$10,390	1.4%	5.63%	12.79%
NScore Lite	1,978	$7.424696	$14,686	1.4%	5.63%	12.79%

	3,377		$25,076

International Subaccount
2006
NScore Xtra	84,372	$11.900764	$1,004,101	1.4%	17.58%	0.21%
NScore Lite	215,742	$11.900764	$2,567,491	1.4%	17.58%	0.21%
NScore Premier	32,487	$11.900764	$386,618	1.4%	17.58%	0.21%
NScore Value	14,196	$12.422039	$176,343	0.9%	8.51%	0.85%	8/4/06

	346,797		$4,134,553

2005
NScore Xtra	52,420	$10.121037	$530,550	1.4%	7.89%	0.08%
NScore Lite	124,738	$10.121037	$1,262,473	1.4%	7.89%	0.08%
NScore Premier	9,219	$10.121037	$93,305	1.4%	7.89%	0.08%

	186,377		$1,886,328

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
International Subaccount (continued)
2004
NScore Xtra	33,984	$9.380801	$318,801	1.4%	11.41%	0.00%
NScore Lite	22,292	$9.380801	$209,111	1.4%	11.41%	0.00%

	56,276		$527,912

2003
NScore Xtra	12,001	$8.420052	$101,053	1.4%	30.76%	0.00%
NScore Lite	2,983	$8.420052	$25,113	1.4%	30.76%	0.00%

	14,984		$126,166

Capital Appreciation Subaccount
2006
NScore Xtra	18,638	$19.563088	$364,616	1.4%	14.77%	0.58%
NScore Lite	55,626	$19.563088	$1,088,217	1.4%	14.77%	0.58%
NScore Premier	7,942	$19.563088	$155,366	1.4%	14.77%	0.58%

	82,206		$1,608,199

2005
NScore Xtra	10,555	$17.045507	$179,913	1.4%	3.82%	1.20%
NScore Lite	31,170	$17.045507	$531,310	1.4%	3.82%	1.20%
NScore Premier	2,696	$17.045507	$45,958	1.4%	3.82%	1.20%

	44,421		$757,181

2004
NScore Xtra	2,659	$16.418770	$43,661	1.4%	10.94%	0.80%
NScore Lite	1,126	$16.418770	$18,486	1.4%	10.94%	0.80%

	3,785		$62,147

Millennium Subaccount
2006
NScore Lite	6,858	$7.717060	$52,924	1.4%	5.90%	0.00%

International Small Co. Subaccount
2006
NScore Xtra	1,071	$17.401955	$18,642	1.4%	24.61%	0.19%
NScore Lite	6,061	$17.401955	$105,470	1.4%	24.61%	0.19%
NScore Premier	120	$17.401955	$2,092	1.4%	24.61%	0.19%

	7,252		$126,204

2005
NScore Xtra	1,622	$13.965342	$22,654	1.4%	27.22%	0.57%
NScore Lite	2,581	$13.965342	$36,038	1.4%	27.22%	0.57%
NScore Premier	21	$13.965342	$298	1.4%	27.22%	0.57%

	4,224		$58,990

2004
NScore Xtra	1,631	$10.977275	$17,906	1.4%	19.20%	1.36%
NScore Lite	1,354	$10.977275	$14,858	1.4%	19.20%	1.36%

	2,985		$32,764

2003
NScore Lite	121	$9.209200	$1,116	1.4%	51.79%	0.00%

Small Cap Growth Subaccount
2006
NScore Xtra	4,188	$6.597966	$27,630	1.4%	23.87%	0.00%

2005
NScore Xtra	4,329	$5.326372	$23,059	1.4%	5.01%	0.00%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Small Cap Growth Subaccount (continued)
2004
NScore Xtra	4,452	$5.072075	$22,580	1.4%	9.90%	0.00%

2003
NScore Xtra	2,998	$4.615120	$13,834	1.4%	43.34%	0.00%

Mid Cap Opportunity Subaccount
2006
NScore Xtra	798	$16.048749	$12,798	1.4%	8.14%	0.00%
NScore Lite	2,633	$16.048749	$42,261	1.4%	8.14%	0.00%

	3,431		$55,059

2005
NScore Xtra	937	$14.840842	$13,915	1.4%	8.47%	0.00%
NScore Lite	2,235	$14.840842	$33,165	1.4%	8.47%	0.00%

	3,172		$47,080

2004
NScore Xtra	659	$13.682335	$9,014	1.4%	11.99%	0.00%
NScore Lite	1,687	$13.682335	$23,081	1.4%	11.99%	0.00%

	2,346		$32,095

S&P 500 Index Subaccount
2006
NScore Xtra	3,576	$12.883020	$46,067	1.4%	13.71%	0.71%
NScore Lite	6,305	$12.883020	$81,230	1.4%	13.71%	0.71%

	9,881		$127,297

2005
NScore Xtra	3,579	$11.329667	$40,553	1.4%	3.03%	1.10%
NScore Lite	26,686	$11.329667	$302,344	1.4%	3.03%	1.10%

	30,265		$342,897

2004
NScore Xtra	3,583	$10.996761	$39,401	1.4%	8.78%	1.74%
NScore Lite	21,818	$10.996761	$239,926	1.4%	8.78%	1.74%

	25,401		$279,327

Blue Chip Subaccount
2006
NScore Xtra	81	$12.677987	$1,022	1.4%	14.75%	0.73%
NScore Lite	5,254	$12.677987	$66,611	1.4%	14.75%	0.73%

	5,335		$67,633

2005
NScore Xtra	81	$11.048572	$894	1.4%	3.29%	0.98%
NScore Lite	15,788	$11.048572	$174,436	1.4%	3.29%	0.98%

	15,869		$175,330

2004
NScore Xtra	81	$10.696275	$870	1.4%	8.09%	1.78%
NScore Lite	15,789	$10.696275	$168,885	1.4%	8.09%	1.78%

	15,870		$169,755

2003
NScore Xtra	82	$9.896131	$809	1.4%	24.84%	0.44%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund Inc.: (continued)
High Income Bond Subaccount
2006
NScore Xtra	4,569	$14.012859	$64,011	1.4%	8.61%	0.00%
NScore Lite	6,323	$14.012859	$88,606	1.4%	8.61%	0.00%
NScore Premier	2,984	$14.012859	$41,814	1.4%	8.61%	0.00%
NScore Value	3,697	$14.626365	$54,080	0.9%	5.99%	0.00%	8/4/06

	17,573		$248,511

2005
NScore Xtra	3,749	$12.901575	$48,368	1.4%	1.57%	5.67%
NScore Lite	2,155	$12.901575	$27,801	1.4%	1.57%	5.67%

	5,904		$76,169

2004
NScore Xtra	2,876	$12.701656	$36,533	1.4%	9.14%	0.43%
NScore Lite	1,274	$12.701656	$16,185	1.4%	9.14%	0.43%

	4,150		$52,718

2003
NScore Xtra	1,494	$11.638098	$17,388	1.4%	21.09%	10.74%
NScore Lite	261	$11.638098	$3,033	1.4%	21.09%	10.74%

	1,755		$20,421

Capital Growth Subaccount
2006
NScore Lite	270	$21.245155	$5,737	1.4%	18.47%	0.00%

Nasdaq-100 Index Subaccount
2006
NScore Xtra	20,640	$4.119424	$85,020	1.4%	5.14%	0.00%
NScore Lite	71,203	$4.119424	$293,317	1.4%	5.14%	0.00%
NScore Premier	10,694	$4.119424	$44,054	1.4%	5.14%	0.00%

	102,537		$422,391

2005
NScore Xtra	8,763	$3.918202	$34,332	1.4%	0.04%	0.00%
NScore Lite	74,502	$3.918202	$291,915	1.4%	0.04%	0.00%
NScore Premier	3,150	$3.918202	$12,344	1.4%	0.04%	0.00%

	86,415		$338,591

2004
NScore Lite	40,195	$3.916679	$157,430	1.4%	8.48%	0.00%

Bristol Subaccount
2006
NScore Xtra	10,941	$13.893341	$152,003	1.4%	14.82%	0.47%
NScore Lite	39,527	$13.893341	$549,166	1.4%	14.82%	0.47%
NScore Premier	7,321	$13.893341	$101,713	1.4%	14.82%	0.47%
NScore Value	4,047	$14.217544	$57,544	0.9%	11.36%	1.78%	8/4/06

	61,836		$860,426

2005
NScore Xtra	4,750	$12.100392	$57,478	1.4%	10.49%	0.00%
NScore Lite	18,926	$12.100392	$229,015	1.4%	10.49%	0.00%
NScore Premier	1,720	$12.100392	$20,812	1.4%	10.49%	0.00%

	25,396		$307,305

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bryton Growth Subaccount
2006
NScore Xtra	6,739	$11.445796	$77,128	1.4%	15.13%	0.00%
NScore Lite	28,750	$11.445796	$329,067	1.4%	15.13%	0.00%
NScore Premier	4,940	$11.445796	$56,541	1.4%	15.13%	0.00%
NScore Value	4,953	$11.712928	$58,019	0.9%	14.78%	0.00%	8/4/06

	45,382		$520,755

2005
NScore Xtra	2,424	$9.941498	$24,108	1.4%	2.87%	0.04%
NScore Lite	13,246	$9.941498	$131,681	1.4%	2.87%	0.04%
NScore Premier	1,266	$9.941498	$12,585	1.4%	2.87%	0.04%

	16,936		$168,374

U.S. Equity Subaccount
2006
NScore Xtra	19,171	$13.240888	$253,844	1.4%	6.44%	0.47%
NScore Lite	50,187	$13.240888	$664,519	1.4%	6.44%	0.47%
NScore Premier	4,787	$13.240888	$63,389	1.4%	6.44%	0.47%

	74,145		$981,752

2005
NScore Xtra	9,264	$12.439661	$115,237	1.4%	7.21%	0.00%
NScore Lite	23,499	$12.439661	$292,320	1.4%	7.21%	0.00%

	32,763		$407,557

2004
NScore Xtra	6,313	$11.602603	$73,253	1.4%	16.03%	0.00%
NScore Lite	4,601	$11.602603	$53,382	1.4%	16.03%	0.00%

	10,914		$126,635

Balanced Subaccount
2006
NScore Xtra	10,591	$12.781084	$135,362	1.4%	11.57%	1.56%

Covered Call Subaccount
2006
NScore Lite	3,851	$11.111810	$42,795	1.4%	2.72%	0.00%

2005
NScore Lite	1,266	$10.817466	$13,691	1.4%	1.56%	0.00%

2004
NScore Lite	802	$10.651383	$8,537	1.4%	6.51%	0.00%

Target VIP Subaccount
2006
NScore Xtra	4,228	$11.052135	$46,727	1.4%	9.24%	0.02%
NScore Lite	9,162	$11.052135	$101,261	1.4%	9.24%	0.02%

	13,390		$147,988

2005
NScore Xtra	4,389	$10.117607	$44,410	1.4%	1.18%	0.00%	11/2/05

Target Equity/ Income Subaccount
2006
NScore Lite	1,227	$10.901793	$13,381	1.4%	7.86%	0.78%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Wells Fargo Advantage Variable Trust Funds (note 3):
Opportunity Subaccount
2006
NScore Xtra	2,297	$16.964296	$38,973	1.4%	10.67%	0.00%

2005
NScore Xtra	2,979	$15.328247	$45,666	1.4%	6.40%	0.00%

2004
NScore Xtra	2,997	$14.406341	$43,169	1.4%	16.58%	0.00%

2003
NScore Xtra	1,003	$12.357050	$12,394	1.4%	35.12%	0.17%

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2006
NScore Xtra	307	$12.365096	$3,804	1.4%	2.13%	3.95%
NScore Lite	4,564	$12.365096	$56,429	1.4%	2.13%	3.95%

	4,871		$60,233

2005
NScore Xtra	310	$12.106652	$3,741	1.4%	2.50%	3.59%
NScore Lite	3,902	$12.106652	$47,246	1.4%	2.50%	3.59%

	4,212		$50,987

2004
NScore Xtra	311	$11.811075	$3,669	1.4%	2.63%	3.51%
NScore Lite	3,099	$11.811075	$36,604	1.4%	2.63%	3.51%

	3,410		$40,273

2003
NScore Xtra	312	$11.508186	$3,591	1.4%	15.08%	0.00%

U.S. Real Estate Subaccount
2006
NScore Xtra	8,663	$26.804210	$232,196	1.4%	35.77%	0.95%
NScore Lite	25,154	$26.804210	$674,237	1.4%	35.77%	0.95%
NScore Premier	5,436	$26.804210	$145,714	1.4%	35.77%	0.95%
NScore Value	2,221	$27.294010	$60,616	0.9%	15.29%	0.00%	8/4/06

	41,474		$1,112,763

2005
NScore Xtra	6,281	$19.741881	$124,010	1.4%	15.14%	1.17%
NScore Lite	15,978	$19.741881	$315,442	1.4%	15.14%	1.17%
NScore Premier	2,937	$19.741881	$57,973	1.4%	15.14%	1.17%

	25,196		$497,425

2004
NScore Xtra	3,636	$17.145445	$62,337	1.4%	34.19%	1.80%
NScore Lite	3,023	$17.145445	$51,833	1.4%	34.19%	1.80%

	6,659		$114,170

2003
NScore Xtra	1,151	$12.777148	$14,706	1.4%	27.77%	0.00%
NScore Lite	642	$12.777148	$8,209	1.4%	27.77%	0.00%

	1,793		$22,915

International Growth Equity Subaccount
2006
NScore Lite	1,446	$10.766000	$15,564	1.4%	7.66%	1.75%	5/1/06

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount
2006
NScore Xtra	24,579	$12.038372	$295,884	1.4%	20.94%	2.30%
NScore Lite	94,455	$12.038372	$1,137,084	1.4%	20.94%	2.30%
NScore Premier	22,492	$12.038372	$270,773	1.4%	20.94%	2.30%
NScore Value	12,436	$12.565600	$156,263	0.9%	10.55%	8.91%	8/4/06

	153,962		$1,860,004

2005
NScore Xtra	12,577	$9.953801	$125,190	1.4%	2.50%	3.38%
NScore Lite	44,120	$9.953801	$439,161	1.4%	2.50%	3.38%
NScore Premier	8,917	$9.953801	$88,757	1.4%	2.50%	3.38%

	65,614		$653,108

2004
NScore Xtra	3,124	$9.711236	$30,339	1.4%	17.15%	4.73%
NScore Lite	3,343	$9.711236	$32,460	1.4%	17.15%	4.73%

	6,467		$62,799

2003
NScore Xtra	120	$8.289314	$997	1.4%	22.64%	1.45%

Structured U.S. Equity Subaccount
2006
NScore Xtra	17,211	$12.600550	$216,859	1.4%	11.34%	1.35%
NScore Lite	48,147	$12.600550	$606,684	1.4%	11.34%	1.35%
NScore Premier	6,550	$12.600550	$82,536	1.4%	11.34%	1.35%

	71,908		$906,079

2005
NScore Xtra	10,066	$11.317571	$113,927	1.4%	5.04%	1.42%
NScore Lite	27,619	$11.317571	$312,582	1.4%	5.04%	1.42%
NScore Premier	2,224	$11.317571	$25,168	1.4%	5.04%	1.42%

	39,909		$451,677

2004
NScore Xtra	5,642	$10.774073	$60,789	1.4%	13.35%	1.50%
NScore Lite	3,350	$10.774073	$36,088	1.4%	13.35%	1.50%

	8,992		$96,877

2003
NScore Xtra	2,678	$9.505131	$25,455	1.4%	27.69%	3.17%
NScore Lite	196	$9.505131	$1,867	1.4%	27.69%	3.17%

	2,874		$27,322

Capital Growth Subaccount
2006
NScore Xtra	2,039	$11.437055	$23,322	1.4%	7.06%	0.08%
NScore Lite	6,256	$11.437055	$71,546	1.4%	7.06%	0.08%

	8,295		$94,868

2005
NScore Xtra	2,196	$10.682403	$23,457	1.4%	1.52%	0.15%
NScore Lite	23,148	$10.682403	$247,279	1.4%	1.52%	0.15%

	25,344		$270,736

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust: (continued)
Capital Growth Subaccount (continued)
2004
NScore Xtra	2,371	$10.522029	$24,952	1.4%	7.58%	1.04%
NScore Lite	23,255	$10.522029	$244,680	1.4%	7.58%	1.04%

	25,626		$269,632

2003
NScore Xtra	607	$9.780917	$5,936	1.4%	22.03%	0.66%

Lazard Retirement Series, Inc.:
Emerging Markets Subaccount
2006
NScore Xtra	7,177	$25.595623	$183,692	1.4%	28.16%	0.50%
NScore Lite	7,220	$25.595623	$184,801	1.4%	28.16%	0.50%
NScore Premier	1,636	$25.595623	$41,878	1.4%	28.16%	0.50%

	16,033		$410,371

2005
NScore Xtra	6,356	$19.972051	$126,936	1.4%	38.84%	0.33%
NScore Lite	3,149	$19.972051	$62,896	1.4%	38.84%	0.33%
NScore Premier	945	$19.972051	$18,882	1.4%	38.84%	0.33%

	10,450		$208,714

2004
NScore Xtra	6,667	$14.384975	$95,903	1.4%	28.78%	0.80%
NScore Lite	1,299	$14.384975	$18,693	1.4%	28.78%	0.80%

	7,966		$114,596

Small Cap Subaccount
2006
NScore Xtra	7,403	$18.956827	$140,347	1.4%	14.47%	0.00%
NScore Lite	3,984	$18.956827	$75,517	1.4%	14.47%	0.00%

	11,387		$215,864

2005
NScore Xtra	8,887	$16.560566	$147,172	1.4%	2.56%	0.00%
NScore Lite	3,420	$16.560566	$56,632	1.4%	2.56%	0.00%

	12,307		$203,804

2004
NScore Xtra	9,271	$16.146731	$149,699	1.4%	13.30%	0.00%
NScore Lite	2,073	$16.146731	$33,474	1.4%	13.30%	0.00%

	11,344		$183,173

2003
NScore Xtra	1,348	$14.251640	$19,216	1.4%	35.33%	0.00%

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount
2006
NScore Xtra	5,924	$13.990120	$82,885	1.4%	12.05%	0.00%
NScore Lite	17,545	$13.990120	$245,455	1.4%	12.05%	0.00%
NScore Premier	5,035	$13.990120	$70,441	1.4%	12.05%	0.00%

	28,504		$398,781

2005
NScore Xtra	5,999	$12.486109	$74,906	1.4%	19.59%	0.00%
NScore Lite	4,636	$12.486109	$57,881	1.4%	19.59%	0.00%
NScore Premier	4,368	$12.486109	$54,542	1.4%	19.59%	0.00%

	15,003		$187,329

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

The Prudential Series Fund, Inc.: (continued)
Jennison 20/20 Focus Subaccount (continued)
2004
NScore Xtra	9,934	$10.440691	$103,720	1.4%	13.78%	0.00%
NScore Lite	6,050	$10.440691	$63,162	1.4%	13.78%	0.00%

	15,984		$166,882

2003
NScore Xtra	4,377	$9.176173	$40,161	1.4%	27.02%	0.00%
NScore Lite	305	$9.176173	$2,800	1.4%	27.02%	0.00%

	4,682		$42,961

Jennison Subaccount
2006
NScore Xtra	4,243	$7.225319	$30,657	1.4%	-0.03%	0.00%
NScore Lite	916	$7.225319	$6,615	1.4%	-0.03%	0.00%

	5,159		$37,272

2005
NScore Xtra	4,156	$7.227488	$30,037	1.4%	12.45%	0.00%
NScore Lite	859	$7.227488	$6,209	1.4%	12.45%	0.00%

	5,015		$36,246

2004
NScore Xtra	5,679	$6.427045	$36,500	1.4%	7.71%	0.09%
NScore Lite	1,394	$6.427045	$8,957	1.4%	7.71%	0.09%

	7,073		$45,457

2003
NScore Lite	995	$5.967201	$5,936	1.4%	27.82%	0.00%

UBS Series Trust — Class I:
U.S. Allocation Subaccount
2006
NScore Xtra	1,981	$10.418568	$20,644	1.4%	9.47%	2.41%

2005
NScore Xtra	1,997	$9.517604	$19,011	1.4%	5.13%	1.31%

2004
NScore Xtra	2,138	$9.053038	$19,355	1.4%	8.85%	0.30%

2003
NScore Xtra	694	$8.316999	$5,776	1.4%	25.61%	0.00%

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2006
NScore Xtra	7,415	$20.349982	$150,893	1.4%	10.86%	0.18%
NScore Lite	22,049	$20.349982	$448,697	1.4%	10.86%	0.18%
NScore Premier	5,887	$20.349982	$119,799	1.4%	10.86%	0.18%

	35,351		$719,389

2005
NScore Xtra	5,128	$18.357292	$94,153	1.4%	16.39%	0.00%
NScore Lite	23,238	$18.357292	$426,582	1.4%	16.39%	0.00%
NScore Premier	2,693	$18.357292	$49,433	1.4%	16.39%	0.00%

	31,059		$570,168

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Mid Cap Subaccount (continued)
2004
NScore Xtra	3,260	$15.772044	$51,422	1.4%	22.93%	0.00%
NScore Lite	12,709	$15.772044	$200,443	1.4%	22.93%	0.00%

	15,969		$251,865

2003
NScore Lite	86	$12.829995	$1,106	1.4%	36.34%	0.00%

VIP Contrafund Subaccount
2006
NScore Xtra	17,386	$12.885341	$224,025	1.4%	9.90%	1.16%
NScore Lite	28,164	$12.885341	$362,903	1.4%	9.90%	1.16%
NScore Premier	7,435	$12.885341	$95,803	1.4%	9.90%	1.16%

	52,985		$682,731

2005
NScore Xtra	14,193	$11.724900	$166,402	1.4%	15.04%	0.12%
NScore Lite	36,032	$11.724900	$422,475	1.4%	15.04%	0.12%
NScore Premier	3,184	$11.724900	$37,333	1.4%	15.04%	0.12%

	53,409		$626,210

2004
NScore Xtra	14,170	$10.191930	$144,415	1.4%	13.56%	0.01%
NScore Lite	31,305	$10.191930	$319,067	1.4%	13.56%	0.01%

	45,475		$463,482

2003
NScore Xtra	863	$8.974539	$7,742	1.4%	26.43%	0.00%
NScore Lite	123	$8.974539	$1,103	1.4%	26.43%	0.00%

	986		$8,845

VIP Growth Subaccount
2006
NScore Xtra	23,568	$6.842161	$161,258	1.4%	5.10%	0.22%
NScore Lite	4,364	$6.842161	$29,858	1.4%	5.10%	0.22%

	27,932		$191,116

2005
NScore Xtra	19,171	$6.509857	$124,804	1.4%	4.05%	0.30%
NScore Lite	26,132	$6.509857	$170,113	1.4%	4.05%	0.30%

	45,303		$294,917

2004
NScore Xtra	26,885	$6.256481	$168,206	1.4%	1.69%	0.02%
NScore Lite	24,331	$6.256481	$152,228	1.4%	1.69%	0.02%

	51,216		$320,434

2003
NScore Xtra	6,137	$6.152233	$37,752	1.4%	30.71%	0.00%
NScore Lite	180	$6.152233	$1,110	1.4%	30.71%	0.00%

	6,317		$38,862

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Equity-Income Subaccount
2006
NScore Xtra	3,448	$14.600850	$50,355	1.4%	18.28%	7.68%
NScore Lite	16,578	$14.600850	$242,050	1.4%	18.28%	7.68%
NScore Premier	7,653	$14.600850	$111,736	1.4%	18.28%	7.68%
NScore Value	14,274	$14.834207	$211,739	0.9%	11.94%	7.94%	8/4/06

	41,953		$615,880

2005
NScore Xtra	1,139	$12.344563	$14,060	1.4%	4.12%	1.44%

2004
NScore Xtra	1,144	$11.856466	$13,568	1.4%	9.69%	0.00%

Janus Aspen Series — Service Shares:
Worldwide Growth Subaccount
2006
NScore Lite	2,438	$6.793699	$16,564	1.4%	16.31%	1.65%

2005
NScore Lite	2,438	$5.840921	$14,241	1.4%	4.11%	1.31%

2004
NScore Lite	1,556	$5.610137	$8,727	1.4%	3.08%	3.37%

Balanced Subaccount
2006
NScore Xtra	2,332	$11.617502	$27,092	1.4%	8.89%	2.86%
NScore Lite	914	$11.617502	$10,618	1.4%	8.89%	2.86%

	3,246		$37,710

2005
NScore Lite	722	$10.668607	$7,702	1.4%	6.18%	3.55%

2004
NScore Lite	108	$10.047828	$1,087	1.4%	6.79%	2.25%

2003
NScore Lite	109	$9.408634	$1,022	1.4%	12.15%	2.43%

International Growth Subaccount
2006
NScore Xtra	3,380	$12.727444	$43,022	1.4%	44.61%	2.50%
NScore Lite	38,544	$12.727444	$490,566	1.4%	44.61%	2.50%
NScore Premier	11,221	$12.727444	$142,812	1.4%	44.61%	2.50%
NScore Value	14,623	$13.154029	$192,347	0.9%	25.83%	2.58%	8/4/06

	67,768		$868,747

2005
NScore Lite	6,470	$8.801164	$56,943	1.4%	30.12%	1.41%
NScore Premier	51	$8.801164	$448	1.4%	30.12%	1.41%

	6,521		$57,391

2004
NScore Lite	1,641	$6.763671	$11,098	1.4%	17.04%	0.97%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II:
Small Company Subaccount
2006
NScore Xtra	2,392	$14.146719	$33,830	1.4%	13.42%	0.00%
NScore Lite	6,091	$14.146719	$86,174	1.4%	13.42%	0.00%
NScore Premier	535	$14.146719	$7,571	1.4%	13.42%	0.00%

	9,018		$127,575

2005
NScore Xtra	2,215	$12.472601	$27,628	1.4%	1.99%	0.00%
NScore Lite	2,797	$12.472601	$34,890	1.4%	1.99%	0.00%

	5,012		$62,518

2004
NScore Xtra	2,073	$12.228991	$25,351	1.4%	25.41%	0.00%
NScore Lite	1,719	$12.228991	$21,020	1.4%	25.41%	0.00%

	3,792		$46,371

2003
NScore Xtra	609	$9.751226	$5,936	1.4%	34.10%	0.00%

Mid Cap Value Subaccount
2006
NScore Xtra	15,989	$20.632066	$329,905	1.4%	15.23%	0.55%
NScore Lite	48,320	$20.632066	$996,933	1.4%	15.23%	0.55%
NScore Premier	5,846	$20.632066	$120,614	1.4%	15.23%	0.55%

	70,155		$1,447,452

2005
NScore Xtra	10,723	$17.904933	$191,994	1.4%	7.71%	0.16%
NScore Lite	26,502	$17.904933	$474,523	1.4%	7.71%	0.16%
NScore Premier	1,907	$17.904933	$34,137	1.4%	7.71%	0.16%

	39,132		$700,654

2004
NScore Xtra	7,217	$16.623513	$119,978	1.4%	19.38%	0.22%
NScore Lite	4,936	$16.623513	$82,043	1.4%	19.38%	0.22%

	12,153		$202,021

2003
NScore Xtra	3,633	$13.924440	$50,589	1.4%	27.84%	0.00%
NScore Lite	257	$13.924440	$3,583	1.4%	27.84%	0.00%

	3,890		$54,172

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2006
NScore Lite	1,125	$12.349275	$13,896	1.4%	11.37%	0.00%

2005
NScore Lite	898	$11.088033	$9,954	1.4%	3.58%	0.00%

2004
NScore Xtra	337	$10.704295	$3,605	1.4%	4.74%	0.00%
NScore Lite	898	$10.704295	$9,615	1.4%	4.74%	0.00%

	1,235		$13,220

2003
NScore Xtra	284	$10.220014	$2,905	1.4%	31.59%	0.00%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Investors Growth Stock Subaccount
2006
NScore Xtra	2,286	$10.790536	$24,672	1.4%	5.83%	0.00%
NScore Lite	2,775	$10.790536	$29,942	1.4%	5.83%	0.00%

	5,061		$54,614

2005
NScore Xtra	2,286	$10.196440	$23,315	1.4%	2.79%	0.14%
NScore Lite	2,775	$10.196440	$28,293	1.4%	2.79%	0.14%

	5,061		$51,608

2004
NScore Xtra	2,349	$9.919542	$23,301	1.4%	7.48%	0.00%
NScore Lite	1,764	$9.919542	$17,502	1.4%	7.48%	0.00%

	4,113		$40,803

Mid Cap Growth Subaccount
2006
NScore Xtra	718	$9.627990	$6,918	1.4%	0.89%	0.00%
NScore Lite	9,316	$9.627990	$89,692	1.4%	0.89%	0.00%
NScore Premier	3,148	$9.627990	$30,310	1.4%	0.89%	0.00%
NScore Value	5,810	$9.876987	$57,381	0.9%	8.63%	0.00%	8/4/06

	18,992		$184,301

Total Return Subaccount
2006
NScore Xtra	7,255	$13.354330	$96,888	1.4%	10.09%	2.13%
NScore Lite	1,751	$13.354330	$23,384	1.4%	10.09%	2.13%

	9,006		$120,272

2005
NScore Xtra	7,238	$12.130767	$87,804	1.4%	1.18%	1.11%
NScore Lite	4,486	$12.130767	$54,416	1.4%	1.18%	1.11%

	11,724		$142,220

2004
NScore Xtra	1,532	$11.988710	$18,368	1.4%	9.49%	1.47%
NScore Lite	2,749	$11.988710	$32,950	1.4%	9.49%	1.47%

	4,281		$51,318

2003
NScore Xtra	973	$10.949550	$10,659	1.4%	14.40%	0.00%
NScore Lite	2,763	$10.949550	$30,246	1.4%	14.40%	0.00%

	3,736		$40,905

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2006
NScore Xtra	39,678	$12.295258	$487,845	1.4%	-0.67%	4.31%
NScore Lite	86,246	$12.295258	$1,060,421	1.4%	-0.67%	4.31%
NScore Premier	12,715	$12.295258	$156,333	1.4%	-0.67%	4.31%

	138,639		$1,704,599

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Real Return Subaccount (continued)
2005
NScore Xtra	25,160	$12.378441	$311,451	1.4%	0.69%	3.02%
NScore Lite	52,364	$12.378441	$648,183	1.4%	0.69%	3.02%
NScore Premier	3,737	$12.378441	$46,254	1.4%	0.69%	3.02%

	81,261		$1,005,888

2004
NScore Xtra	12,948	$12.293387	$159,174	1.4%	7.41%	1.16%
NScore Lite	5,846	$12.293387	$71,863	1.4%	7.41%	1.16%

	18,794		$231,037

2003
NScore Xtra	2,335	$11.445189	$26,727	1.4%	7.35%	0.95%
NScore Lite	1,967	$11.445189	$22,505	1.4%	7.35%	0.95%

	4,302		$49,232

Total Return Subaccount
2006
NScore Xtra	16,658	$11.554016	$192,465	1.4%	2.42%	4.57%
NScore Lite	53,937	$11.554016	$623,194	1.4%	2.42%	4.57%
NScore Premier	25,966	$11.554016	$300,009	1.4%	2.42%	4.57%
NScore Value	39,060	$11.808941	$461,255	0.9%	2.17%	4.33%	8/4/06

	135,621		$1,576,923

2005
NScore Xtra	15,976	$11.280852	$180,223	1.4%	1.04%	3.48%
NScore Lite	15,555	$11.280852	$175,475	1.4%	1.04%	3.48%
NScore Premier	4,923	$11.280852	$55,539	1.4%	1.04%	3.48%

	36,454		$411,237

2004
NScore Xtra	14,360	$11.164475	$160,321	1.4%	3.44%	1.92%
NScore Lite	10,744	$11.164475	$119,955	1.4%	3.44%	1.92%

	25,104		$280,276

2003
NScore Xtra	6,510	$10.793274	$70,263	1.4%	3.59%	2.44%
NScore Lite	1,227	$10.793274	$13,240	1.4%	3.59%	2.44%

	7,737		$83,503

Global Bond Subaccount
2006
NScore Lite	9,319	$12.494102	$116,433	1.4%	3.21%	3.32%
NScore Premier	193	$12.494102	$2,414	1.4%	3.21%	3.32%

	9,512		$118,847

2005
NScore Xtra	1,542	$12.105658	$18,663	1.4%	-7.91%	2.59%
NScore Lite	3,518	$12.105658	$42,589	1.4%	-7.91%	2.59%
NScore Premier	30	$12.105658	$361	1.4%	-7.91%	2.59%

	5,090		$61,613

2004
NScore Xtra	1,466	$13.145307	$19,277	1.4%	9.07%	1.85%
NScore Lite	1,090	$13.145307	$14,319	1.4%	9.07%	1.85%

	2,556		$33,596

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Global Bond Subaccount (continued)
2003
NScore Xtra	786	$12.051967	$9,467	1.4%	12.86%	2.15%
NScore Lite	89	$12.051967	$1,077	1.4%	12.86%	2.15%

	875		$10,544

Royce Capital Fund:
Micro-Cap Subaccount
2006
NScore Xtra	282	$21.664558	$6,103	1.4%	19.40%	0.28%
NScore Lite	6,214	$21.664558	$134,631	1.4%	19.40%	0.28%
NScore Premier	1,316	$21.664558	$28,512	1.4%	19.40%	0.28%

	7,812		$169,246

2005
NScore Xtra	270	$18.144006	$4,907	1.4%	10.07%	0.62%
NScore Lite	2,477	$18.144006	$44,936	1.4%	10.07%	0.62%

	2,747		$49,843

2004
NScore Xtra	671	$16.483556	$11,058	1.4%	12.27%	0.00%
NScore Lite	1,301	$16.483556	$21,441	1.4%	12.27%	0.00%

	1,972		$32,499

2003
NScore Xtra	199	$14.682104	$2,918	1.4%	46.82%	0.00%
NScore Lite	501	$14.682104	$7,356	1.4%	46.82%	0.00%

	700		$10,274

Small-Cap Subaccount
2006
NScore Xtra	7,967	$20.984162	$167,183	1.4%	13.98%	0.07%
NScore Lite	6,177	$20.984162	$129,612	1.4%	13.98%	0.07%
NScore Premier	1,143	$20.984162	$23,981	1.4%	13.98%	0.07%

	15,287		$320,776

2005
NScore Xtra	5,879	$18.410976	$108,237	1.4%	7.07%	0.00%
NScore Lite	4,968	$18.410976	$91,464	1.4%	7.07%	0.00%
NScore Premier	20	$18.410976	$364	1.4%	7.07%	0.00%

	10,867		$200,065

2004
NScore Xtra	6,541	$17.196019	$112,479	1.4%	23.22%	0.00%
NScore Lite	3,159	$17.196019	$54,324	1.4%	23.22%	0.00%

	9,700		$166,803

2003
NScore Xtra	1,682	$13.955225	$23,476	1.4%	39.55%	0.00%
NScore Lite	212	$13.955225	$2,958	1.4%	39.55%	0.00%

	1,894		$26,434

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2006
NScore Xtra	3,089	$14.219150	$43,918	1.4%	14.61%	1.10%
NScore Lite	4,439	$14.219150	$63,117	1.4%	14.61%	1.10%

	7,528		$107,035

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dreyfus Variable Investment Fund — Service Shares: (continued)
Appreciation Subaccount (continued)
2005
NScore Xtra	3,084	$12.406830	$38,269	1.4%	2.68%	0.00%
NScore Lite	1,316	$12.406830	$16,326	1.4%	2.68%	0.00%

	4,400		$54,595

2004
NScore Xtra	3,097	$12.082562	$37,425	1.4%	3.35%	1.74%
NScore Lite	1,300	$12.082562	$15,700	1.4%	3.35%	1.74%

	4,397		$53,125

2003
NScore Xtra	2,023	$11.691446	$23,647	1.4%	16.91%	4.64%
NScore Lite	106	$11.691446	$1,245	1.4%	16.91%	4.64%

	2,129		$24,892

Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount
2006
NScore Xtra	6,187	$13.391491	$82,849	1.4%	19.77%	1.25%
NScore Lite	13,393	$13.391491	$179,359	1.4%	19.77%	1.25%
NScore Premier	3,529	$13.391491	$47,257	1.4%	19.77%	1.25%

	23,109		$309,465

2005
NScore Xtra	823	$11.180721	$9,194	1.4%	11.81%	0.00%	5/2/05
NScore Premier	3,299	$11.180721	$36,888	1.4%	11.81%	0.00%	5/2/05

	4,122		$46,082

Franklin Income Securities Subaccount
2006
NScore Lite	1,837	$12.086709	$22,203	1.4%	16.61%	3.61%

2005
NScore Lite	1,635	$10.364866	$16,945	1.4%	3.65%	0.00%	5/2/05

Legg Mason Partners Variable Portfolios I, Inc.
All Cap Subaccount
2006
NScore Lite	4,580	$19.471432	$89,173	1.4%	16.49%	3.49%

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2006
NScore Xtra	2,408	$10.174497	$24,504	1.4%	1.74%	0.98%	5/1/06
NScore Lite	22,846	$10.174497	$232,447	1.4%	1.74%	0.98%	5/1/06
NScore Premier	8,713	$10.174497	$88,646	1.4%	1.74%	0.98%	5/1/06
NScore Value	15,560	$10.207931	$158,838	0.9%	10.74%	0.00%	8/4/06

	49,527		$504,435

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Although the Account commenced operations on March 18, 2003, it began tracking the value per unit on January 1, 2003.

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2006

Accordingly, the 2003 total returns presented the actual twelve month return for the subaccount for the period ended December 31, 2003. Returns for 2004 and 2005 also represent a twelve month return except in the first year of inception. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

National Security Variable Account N
 Report of Independent Registered Public Accounting Firm
The Board of Directors of National Security Life and Annuity Company
  and Contract Owners of National Security Variable Account N:
We have audited the accompanying statements of assets and contract owners’ equity of National Security Variable Account N (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Columbus, OH
February 19, 2007

Variable Account N
National Security Life and Annuity Company
Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits
The following financial statements of the Registrant are included in Part B of this Registration Statement:
     Report of Independent Registered Public Accounting Firm KPMG LLP dated February 19, 2007.
Statements of Assets and Contract Owner’s Equity, December 31, 2006
Statement of Operations for the Period Ended December 31, 2006
Statements of Changes in Contract Owner’s Equity for the Periods Ended December 31, 2006 and 2005.
Notes to Financial Statements, December 31, 2006
The following financial statements of the Depositor are included in Part B of this Registration Statement.
Report of Independent Registered Public Accounting Firm KPMG LLP dated April 24, 2007.
Balance Sheets, December 31, 2006 and 2005.
Statements of Operations for the years ended December 31, 2006, 2005 and 2004.
Statements of Changes in Stockholder’s Equity for the years ended December 31, 2006, 2005 and 2004.
Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.
Notes to Financial Statements, December 31, 2006, 2005 and 2004.
Financial Statement Schedules, December 31, 2006, 2005 and 2004.
Consent of the following:
     KPMG LLP

Exhibits:
All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

(1)	Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant, Variable Account N, was filed as Exhibit (1) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76350).

(3)(a)	Principal Underwriting Agreement for Variable Contracts with Compensation Schedule between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

(3)(g)	Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April , 2006.

(3)(h)	Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April , 2006.

(3)(i)	Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April , 2006.

(3)(j)	Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April , 2006 (File No. 333-109900).

(3)(k)	Amendment to Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April , 2006 (File No. 333-109900).

(3)(l)	First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, Depositor was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April , 2006 (File No. 333-109900).

(4)	Flexible Premium Deferred Annuity Contract, Form NS-02-VA-07.5, was filed as Exhibit (4) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76350).

(5)	Variable Annuity Application, Form NS-4896-NY, was filed as Exhibit (5) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76350).

(6)(a)	Charter of the Depositor was filed as Exhibit (6)(a) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

(6)(b)	By-laws of the Depositor were filed as Exhibit (6)(b) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

(8)(a)	Form of Fund Participation Agreement between the Depositor and Ohio National Fund, Inc. was filed as Exhibit (8) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344).

(9)	Opinion and consent of legal counsel was filed as Exhibit (9) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76350).

The following exhibit is filed herewith:

(8)(b)	Powers of Attorney of certain Directors of Depositor

Item 25. Directors and Officers of The Depositor

Name and Principal	Positions and Offices
Business Address	with Depositor

Thomas A. Barefield*	Vice President, Marketing

Carson E. Beadle**	Director

Bruce W. Boyea**	Director and Chairman

Christopher A. Carlson*	Chief Investment Officer

James A. Carrigg**	Director

George E. Castrucci*	Director

Raymond R. Clark*	Director

Name and Principal	Positions and Offices
Business Address	with Depositor

Ronald J. Dolan*	Director, Vice President and Chief Financial Officer

Susan E. Mistretta**	Secretary and General Counsel

David B. O’Maley*	Director

Howell M. Palmer	Director and President

John J. Palmer*	Director and Chief Executive Officer

Frederick L. Wortman**	Director and Vice President, Marketing

*	The principal business address of these individuals is One Financial Way, Montgomery, Ohio 45242.

**	The principal business address of these individuals is 100 Court Street, Binghamton, New York 13902.
Item 26. Persons Controlled by or Under Common Control With The Depositor or Registrant
No entity is controlled by the Depositor or the Registrant. The Registrant is a separate account of the Depositor. The Depositor is owned by (a) Security Mutual Life Insurance Company of New York, a mutual life insurance company organized under the laws of New York, and (b) The Ohio National Life Insurance Company, an Ohio insurance company which is owned by Ohio National Financial Services, Inc. The Ohio National Life Insurance Company owns over 80% of the Depositor.
Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio		100%

OnFlight, Inc.	Ohio		100%
(aviation)

ON Global Holdings, Inc.	Delaware		100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.	Connecticut		51%
(investment adviser)

Suffolk Capital Management LLC	Delaware		81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation	Ohio		100%

Ohio National Equities, Inc.	Ohio		100%
(securities broker dealer)

Ohio National Investments, Inc.			100%
(investment adviser)

The O.N. Equity Sales Company	Ohio		100%
(securities broker dealer)

Ohio National Fund, Inc.	Maryland	(more than)	90%
(registered investment company)

Dow Target Variable Fund LLC	Ohio		100%
(registered investment company)

National Security Life and Annutiy Company	New York		80.49%
(insurance company)

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company	Ohio		100%
(investment adviser)

Ohio National Insurance Agency, Inc.	Ohio		100%

Ohio National Insurance Agency of Alabama, Inc.	Alabama		100%
ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.
Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.
Item 27. Number of Contract Owners
As of April 10, 2007, the Registrant had 135 contract owners.
Item 28. Indemnification
Article X of the Depositor’s Charter provides as follows:
No director shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (I) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or any violation of the Insurance Law or knowing violation of any other law or that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to the adoption of this restatement by the shareholders of the Corporation.
Article VIII of the Depositor’s By-laws, “Indemnification of Officers and Directors” provides further details regarding the indemnification of the Depositor’s officers, directors and other employees. The By-laws are contained in Exhibit 6(b) of this registration statement and are incorporated into this Item 28 by reference.

Item 29. Principal Underwriters
The principal underwriter of the Registrant’s securities is Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which, as of March 30, 2007, owns over 80% of our outstanding stock. ONEQ also serves as the principal underwriter of securities issued by Variable Account L, another separate account of the Depositor, which separate account is registered as a unit investment trust; and Ohio National Variable Accounts A, B and D, separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

Name	Position with ONEQ
David B. O’Maley	Chairman and Director
John J. Palmer	President and Director
Thomas A. Barefield	Senior Vice President
James I. Miller	Vice President and Director
Trudy K. Backus	Vice President and Director
Michael F. Haverkamp	Secretary and Director
Barbara A. Turner	Vice President of Operations & Comptroller and Treasurer
Jeffery A. Bley	Chief Compliance Officer
Kimberly A. Plante	Assistant Secretary
The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.
During the last fiscal year, ONEQ received the following commissions or other compensation, directly or indirectly, from the Registrant:

Net Underwriting	Compensation
Discount and	on Redemption	Brokerage
Commissions	or Annuitization	Commissions	Compensation
$865,998	None	None	None
Item 30. Location of Accounts and Records
The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)	Journals and other records of original entry:

National Security Life and Annuity Company (“Depositor”)
One Financial Way
Montgomery, Ohio 45242

U.S. Bank, N.A. (“Custodian”)
425 Walnut Street
Cincinnati, Ohio 45202

(2)	General and auxiliary ledgers:

Depositor and Custodian

(3)	Securities records for portfolio securities:

Custodian

(4)	Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5)	Records of brokerage orders:

Not applicable.

(6)	Records of other portfolio transactions:

Custodian

(7)	Records of options:

Not applicable

(8)	Records of trial balances:

Custodian

(9)	Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10)	Records identifying persons or group authorizing portfolio transactions:

Depositor

(11)	Files of advisory materials:

Not applicable

(12)	Other records

Custodian and Depositor
Item 31. Management Services
Not applicable.
Item 32. Undertakings and Representations
(a) Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, National Security Life and Annuity

Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by National Security Life and Annuity Company.
(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.
(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.
(e) Rule 484 Undertaking - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding)is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.
(f) Undertaking to File Reports - Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Variable Account N certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 27th day of April, 2007.

Variable Account N
(Registrant)

By	NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(Depositor)

By	/s/ John J. Palmer John J. Palmer, Chief Executive Officer

Attest:
/s/ Marc L. Collins
Marc L. Collins

Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, National Security Life and Annuity Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 27th day of April, 2007.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(Depositor)

By	/s/ John J. Palmer John J. Palmer, Chief Executive Officer

Attest:

/s/ Marc L. Collins Marc L. Collins

Counsel

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ Carson E. Beadle Carson E. Beadle	Director	April 27, 2007

Bruce W. Boyea	Director and Chairman

James A. Carrigg	Director

*/s/ George E. Castrucci George E. Castrucci	Director	April 27, 2007

*/s/ Raymond R. Clark Raymond R. Clark	Director	April 27, 2007

*/s/ Ronald J. Dolan Ronald J. Dolan	Director and Chief Financial Officer (Principal Financial Officer)	April 27, 2007

Howell M. Palmer	Director and President	April 27, 2007

*/s/ David B. O’Maley David B. O’Maley	Director	April 27, 2007

*/s/ John J. Palmer John J. Palmer	Director and Chief Executive Officer (Principal Executive Officer)	April 27, 2007

/s/ Arthur J. Roberts Arthur J. Roberts	Treasurer (Principal Accounting Officer)	April 27, 2007

*/s/ Frederick L. Wortman Frederick L. Wortman	Director, Vice President, Marketing	April 27, 2007

* By	/s/ Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed as an exhibit to the Registrant’s registration statement.

Index of Consents and Exhibits

Page Number in
Exhibit		Sequential
Number	Description	Numbering System
99(8)(b)	Consent of KPMG LLP Powers of Attorney

Consent of Independent Registered Public Accounting Firm
The Board of Directors of National Security Life and Annuity Company:
We consent to the use of our reports for National Security Variable Account N dated February 19, 2007, and for National Security Life and Annuity Company dated April 24, 2007, included herein and to the reference to our firm under the heading “Independent Registered Public Accounting Firm” in the Statement of Additional Information in post-effective amendment no. 11 to File No. 333-76350.
/s/ KPMG LLP
Columbus, Ohio
April 27, 2007